Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Portfolios III (formerly USAA Mutual Funds Trust)
Entity Central Index Key	0000908695
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000066373
Shareholder Report [Line Items]
Fund Name	Victory Target Retirement Income Fund
Class Name	Fund Shares
Trading Symbol	URINX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund invests in a selection of affiliated mutual funds and exchange-traded funds ("underlying affiliated funds") and does not directly invest in stocks, bonds, or commodities. The underlying affiliated funds provide the Fund exposure to the asset classes referenced below.

Top contributors to performance:

  An allocation to gold mining stocks in the underlying affiliated funds was a positive contributor to performance.

  Security selection in investment grade fixed income securities and international developed equities in the underlying affiliated funds added to performance over the period.

  An allocation to global equity securities in the underlying affiliated funds was a positive contributor to performance.

Top detractors from performance:

  An allocation to global equity securities with lower volatility in the underlying affiliated funds detracted from performance.

  Security selection in U.S. equities in the underlying affiliated funds hurt performance over the period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Target Retirement Income Fund, Fund Shares - $17,478	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,803	S&P Target Date Retirement Income Index - $16,797
4/16	$10,000	$10,000	$10,000
4/17	$10,682	$10,083	$10,536
4/18	$11,096	$10,051	$11,010
4/19	$11,570	$10,582	$11,554
4/20	$11,744	$11,730	$11,989
4/21	$13,670	$11,698	$13,566
4/22	$13,008	$10,703	$12,838
4/23	$13,162	$10,657	$13,033
4/24	$14,103	$10,500	$13,742
4/25	$15,362	$11,343	$14,959
4/26	$17,478	$11,803	$16,797

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	13.78%	5.04%	5.74%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
S&P Target Date Retirement Income Index	12.29%	4.37%	5.32%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 693,225,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$693,225
Number of Holdings	32
Investment Advisory Fees	$-
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Victory Government Securities Fund, Institutional Shares	21.5%
Victory Short-Term Bond Fund, Institutional Shares	11.0%
Victory Core Plus Bond Fund, Institutional Shares	10.9%
Victory Market Neutral Income Fund, Class I	5.9%
VictoryShares Corporate Bond ETF	5.9%
Victory High Income Fund, Institutional Shares	4.5%
Victory RS International Fund, Class R6	4.0%
Victory Global Managed Volatility Fund, Institutional Shares	3.8%
Victory 500 Index Fund, Reward Shares	3.4%
VictoryShares Short-Term Bond ETF	3.2%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Affiliated Fixed-Income Mutual Funds	47.9%
Affiliated Equity Mutual Funds	27.7%
Affiliated Equity Exchange-Traded Funds	14.8%
Affiliated Fixed-Income Exchange-Traded Funds	9.1%

Material Fund Change [Text Block]
C000066375
Shareholder Report [Line Items]
Fund Name	Victory Target Retirement 2030 Fund
Class Name	Fund Shares
Trading Symbol	URTRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund invests in a selection of affiliated mutual funds and exchange-traded funds ("underlying affiliated funds") and does not directly invest in stocks, bonds, or commodities. The underlying affiliated funds provide the Fund exposure to the asset classes referenced below.

Top contributors to performance:

  An allocation to gold mining stocks in the underlying affiliated funds was a positive contributor to performance.

  Security selection in investment grade fixed income securities and international developed equities in the underlying affiliated funds added to performance over the period.

  An allocation to global equity securities in the underlying affiliated funds was a positive contributor to performance.

Top detractors from performance:

  An allocation to global equity securities with lower volatility in the underlying affiliated funds detracted from performance.

  Security selection in emerging markets and U.S. equities in the underlying affiliated funds hurt performance over the period.

  Tactical equity allocations in the underlying affiliated funds negatively impacted performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Target Retirement 2030 Fund, Fund Shares - $21,555	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,803	S&P Target Date 2030 Index - $22,955
4/16	$10,000	$10,000	$10,000
4/17	$11,254	$10,083	$11,187
4/18	$12,207	$10,051	$12,242
4/19	$12,659	$10,582	$12,958
4/20	$12,197	$11,730	$12,734
4/21	$15,611	$11,698	$16,576
4/22	$14,860	$10,703	$15,686
4/23	$15,059	$10,657	$16,041
4/24	$16,602	$10,500	$17,561
4/25	$18,207	$11,343	$19,253
4/26	$21,555	$11,803	$22,955

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	18.39%Footnote Reference	6.67%	7.98%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
S&P Target Date 2030 Index	19.23%	6.73%	8.66%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,337,052,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$1,337,052
Number of Holdings	32
Investment Advisory Fees	$-
Portfolio Turnover	13%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Victory Government Securities Fund, Institutional Shares	15.2%
Victory Core Plus Bond Fund, Institutional Shares	7.8%
Victory Global Managed Volatility Fund, Institutional Shares	5.5%
VictoryShares Short-Term Bond ETF	5.4%
Victory RS International Fund, Class R6	5.4%
Victory Short-Term Bond Fund, Institutional Shares	5.3%
Victory 500 Index Fund, Reward Shares	5.1%
Victory Trivalent International Fund-Core Equity, Class R6	4.1%
VictoryShares Corporate Bond ETF	3.8%
Victory High Income Fund, Institutional Shares	3.8%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Affiliated Equity Mutual Funds	36.0%
Affiliated Fixed-Income Mutual Funds	32.2%
Affiliated Equity Exchange-Traded Funds	22.5%
Affiliated Fixed-Income Exchange-Traded Funds	9.2%

Material Fund Change [Text Block]
C000066376
Shareholder Report [Line Items]
Fund Name	Victory Target Retirement 2040 Fund
Class Name	Fund Shares
Trading Symbol	URFRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund invests in a selection of affiliated mutual funds and exchange-traded funds ("underlying affiliated funds") and does not directly invest in stocks, bonds, or commodities. The underlying affiliated funds provide the Fund exposure to the asset classes referenced below.

Top contributors to performance:

  An allocation to gold mining stocks in the underlying affiliated funds was a positive contributor to performance.

  Security selection in investment grade fixed income securities and international developed equities in the underlying affiliated funds added to performance over the period.

  An allocation to global equity securities in the underlying affiliated funds was a positive contributor to performance.

Top detractors from performance:

  An allocation to global equity securities with lower volatility in the underlying affiliated funds detracted from performance.

  Security selection in emerging markets and U.S. equities in the underlying affiliated funds hurt performance over the period.

  Tactical equity allocations in the underlying affiliated funds negatively impacted performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Target Retirement 2040 Fund, Fund Shares - $24,462	S&P 500® Index (regulatory broad based index) - $41,379	S&P Target Date 2040 Index - $27,100
4/16	$10,000	$10,000	$10,000
4/17	$11,413	$11,792	$11,368
4/18	$12,564	$13,356	$12,665
4/19	$12,996	$15,158	$13,414
4/20	$12,172	$15,289	$12,842
4/21	$16,413	$22,320	$17,902
4/22	$15,631	$22,367	$16,957
4/23	$15,868	$22,963	$17,387
4/24	$17,956	$28,167	$19,649
4/25	$19,781	$31,574	$21,673
4/26	$24,462	$41,379	$27,100

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	23.67%Footnote Reference	8.31%	9.36%
S&P 500® Index	31.05%	13.14%	15.26%
S&P Target Date 2040 Index	25.04%	8.65%	10.48%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,857,084,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$1,857,084
Number of Holdings	32
Investment Advisory Fees	$-
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Victory 500 Index Fund, Reward Shares	7.7%
Victory Global Managed Volatility Fund, Institutional Shares	7.5%
Victory RS International Fund, Class R6	7.2%
Victory Government Securities Fund, Institutional Shares	6.3%
Victory Trivalent International Fund-Core Equity, Class R6	5.3%
VictoryShares WestEnd U.S. Sector ETF	5.2%
VictoryShares International Value Momentum ETF	4.8%
Victory Nasdaq-100 Index Fund, Class R6	4.7%
Victory Core Plus Bond Fund, Institutional Shares	4.5%
Victory Target Managed Allocation Fund	4.3%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Affiliated Equity Mutual Funds	46.8%
Affiliated Fixed-Income Mutual Funds	15.5%
Affiliated Equity Exchange-Traded Funds	31.4%
Affiliated Fixed-Income Exchange-Traded Funds	5.8%

Material Fund Change [Text Block]
C000066377
Shareholder Report [Line Items]
Fund Name	Victory Target Retirement 2050 Fund
Class Name	Fund Shares
Trading Symbol	URFFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund invests in a selection of affiliated mutual funds and exchange-traded funds ("underlying affiliated funds") and does not directly invest in stocks, bonds, or commodities. The underlying affiliated funds provide the Fund exposure to the asset classes referenced below.

Top contributors to performance:

  An allocation to gold mining stocks in the underlying affiliated funds was a positive contributor to performance.

  Security selection in investment grade fixed income securities and international developed equities in the underlying affiliated funds added to performance over the period.

  An allocation to global equity securities in the underlying affiliated funds was a positive contributor to performance.

Top detractors from performance:

  An allocation to global equity securities with lower volatility in the underlying affiliated funds detracted from performance.

  Security selection in emerging markets and U.S. equities in the underlying affiliated funds hurt performance over the period.

  Tactical equity allocations in the underlying affiliated funds negatively impacted performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Target Retirement 2050 Fund, Fund Shares - $26,310	MSCI All Country World Index (regulatory broad based index) - $31,770	S&P Target Date 2050 Index - $29,179
4/16	$10,000	$10,000	$10,000
4/17	$11,464	$11,513	$11,489
4/18	$12,698	$13,144	$12,891
4/19	$13,111	$13,810	$13,641
4/20	$12,200	$13,125	$12,933
4/21	$16,917	$19,129	$18,477
4/22	$16,114	$18,088	$17,520
4/23	$16,360	$18,461	$17,997
4/24	$18,768	$21,685	$20,632
4/25	$20,683	$24,252	$22,805
4/26	$26,310	$31,770	$29,179

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	27.21%Footnote Reference	9.23%	10.16%
MSCI All Country World Index	31.00%	10.68%	12.25%
S&P Target Date 2050 Index	27.95%	9.57%	11.30%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,203,414,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$1,203,414
Number of Holdings	32
Investment Advisory Fees	$-
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Victory 500 Index Fund, Reward Shares	9.0%
Victory Global Managed Volatility Fund, Institutional Shares	8.7%
Victory RS International Fund, Class R6	8.5%
Victory Trivalent International Fund-Core Equity, Class R6	6.1%
VictoryShares WestEnd U.S. Sector ETF	6.0%
Victory Nasdaq-100 Index Fund, Class R6	5.8%
VictoryShares International Value Momentum ETF	5.5%
Victory Target Managed Allocation Fund	5.3%
VictoryShares US Value Momentum ETF	4.9%
VictoryShares Free Cash Flow ETF	4.7%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Affiliated Equity Mutual Funds	53.0%
Affiliated Fixed-Income Mutual Funds	8.0%
Affiliated Equity Exchange-Traded Funds	37.3%
Affiliated Fixed-Income Exchange-Traded Funds	1.3%

Material Fund Change [Text Block]
C000128656
Shareholder Report [Line Items]
Fund Name	Victory Target Retirement 2060 Fund
Class Name	Fund Shares
Trading Symbol	URSIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund invests in a selection of affiliated mutual funds and exchange-traded funds ("underlying affiliated funds") and does not directly invest in stocks, bonds, or commodities. The underlying affiliated funds provide the Fund exposure to the asset classes referenced below.

Top contributors to performance:

  An allocation to gold mining stocks in the underlying affiliated funds was a positive contributor to performance.

  Security selection in investment grade fixed income securities and international developed equities in the underlying affiliated funds added to performance over the period.

  An allocation to global equity securities in the underlying affiliated funds was a positive contributor to performance.

Top detractors from performance:

  An allocation to global equity securities with lower volatility in the underlying affiliated funds detracted from performance.

  Security selection in emerging markets and U.S. equities in the underlying affiliated funds hurt performance over the period.

  Tactical equity allocations in the underlying affiliated funds negatively impacted performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Target Retirement 2060 Fund, Fund Shares - $26,325	MSCI All Country World Index (regulatory broad based index) - $31,770	S&P Target Date 2060 Index - $29,750
4/16	$10,000	$10,000	$10,000
4/17	$11,460	$11,513	$11,558
4/18	$12,663	$13,144	$13,004
4/19	$13,060	$13,810	$13,777
4/20	$12,118	$13,125	$13,052
4/21	$16,808	$19,129	$18,717
4/22	$15,992	$18,088	$17,741
4/23	$16,248	$18,461	$18,235
4/24	$18,664	$21,685	$20,920
4/25	$20,500	$24,252	$23,117
4/26	$26,325	$31,770	$29,750

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	28.41%Footnote Reference	9.39%	10.16%
MSCI All Country World Index	31.00%	10.68%	12.25%
S&P Target Date 2060 Index	28.69%	9.71%	11.52%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 188,634,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$188,634
Number of Holdings	30
Investment Advisory Fees	$-
Portfolio Turnover	16%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Victory RS International Fund, Class R6	9.4%
Victory 500 Index Fund, Reward Shares	9.4%
Victory Global Managed Volatility Fund, Institutional Shares	8.3%
VictoryShares WestEnd U.S. Sector ETF	6.3%
Victory Nasdaq-100 Index Fund, Class R6	6.2%
Victory Trivalent International Fund-Core Equity, Class R6	5.8%
VictoryShares International Value Momentum ETF	5.6%
Victory Target Managed Allocation Fund	5.5%
VictoryShares US Value Momentum ETF	5.0%
VictoryShares Free Cash Flow ETF	4.9%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Affiliated Equity Mutual Funds	54.8%
Affiliated Fixed-Income Mutual Funds	5.7%
Affiliated Equity Exchange-Traded Funds	38.3%
Affiliated Fixed-Income Exchange-Traded Funds	0.9%

Material Fund Change [Text Block]
C000034863
Shareholder Report [Line Items]
Fund Name	Victory Aggressive Growth Fund
Class Name	Fund Shares
Trading Symbol	USAUX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in industrials was a contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”).

  An overweight to communication services was a contributor to performance relative to the Index.

  Stock selection in information technology was positive relative to the Index.

Top detractors from performance:

  Stock selection in communication services hurt relative performance as compared to the Index.

  An overweight to health care was a detractor to performance relative to the Index.

  Stock selection in financials was a negative contributor to relative performance to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Aggressive Growth Fund, Fund Shares - $42,383	S&P 500® Index (regulatory broad based index) - $41,379	Russell 1000® Growth Index - $53,507	Lipper Large-Cap Growth Funds Index - $48,039
4/16	$10,000	$10,000	$10,000	$10,000
4/17	$11,790	$11,792	$11,950	$11,923
4/18	$14,063	$13,356	$14,215	$14,391
4/19	$16,255	$15,158	$16,693	$16,726
4/20	$16,700	$15,289	$18,501	$18,290
4/21	$25,009	$22,320	$28,013	$27,700
4/22	$20,716	$22,367	$26,515	$24,179
4/23	$21,098	$22,963	$27,135	$24,558
4/24	$28,732	$28,167	$35,764	$32,526
4/25	$32,746	$31,574	$40,960	$36,240
4/26	$42,383	$41,379	$53,507	$48,039

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	29.41%Footnote Reference	11.13%	15.54%Footnote Reference
S&P 500® Index	31.05%	13.14%	15.26%
Russell 1000® Growth Index	30.63%	13.82%	18.26%
Lipper Large-Cap Growth Funds Index	32.56%	11.64%	16.99%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,656,092,000
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 11,221,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,656,092
Number of Holdings	121
Investment Advisory Fees	$11,221
Portfolio Turnover	35%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Utilities	0.1%
Energy	0.6%
Consumer Staples	1.5%
Financials	4.7%
Health Care	8.4%
Industrials	10.1%
Consumer Discretionary	11.4%
Communication Services	14.5%
Information TechnologyFootnote Reference**	45.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	13.7%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Apple, Inc.	5.2%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	4.1%
Amazon.com, Inc.	3.8%
Visa, Inc., Class A	2.8%
Eli Lilly & Co.	2.0%
Netflix, Inc.	1.9%

Material Fund Change [Text Block]
C000066835
Shareholder Report [Line Items]
Fund Name	Victory Aggressive Growth Fund
Class Name	Institutional Shares
Trading Symbol	UIAGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$83	0.72%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in industrials was a contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”).

  An overweight to communication services was a contributor to performance relative to the Index.

  Stock selection in information technology was positive relative to the Index.

Top detractors from performance:

  Stock selection in communication services hurt relative performance as compared to the Index.

  An overweight to health care was a detractor to performance relative to the Index.

  Stock selection in financials was a negative contributor to relative performance to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Aggressive Growth Fund Institutional Shares - $4,239,734	S&P 500® Index (regulatory broad based index) - $4,137,866	Russell 1000® Growth Index - $5,350,667	Lipper Large-Cap Growth Funds Index - $4,803,900
4/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/17	$1,178,034	$1,179,184	$1,194,954	$1,192,308
4/18	$1,406,565	$1,335,614	$1,421,474	$1,439,118
4/19	$1,626,215	$1,515,847	$1,669,265	$1,672,591
4/20	$1,671,087	$1,528,930	$1,850,142	$1,829,012
4/21	$2,501,765	$2,231,962	$2,801,336	$2,770,027
4/22	$2,071,708	$2,236,718	$2,651,531	$2,417,882
4/23	$2,113,123	$2,296,310	$2,713,471	$2,455,765
4/24	$2,878,877	$2,816,691	$3,576,361	$3,252,603
4/25	$3,279,160	$3,157,402	$4,095,992	$3,623,993
4/26	$4,239,734	$4,137,866	$5,350,667	$4,803,900

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	29.29%Footnote Reference	11.13%	15.54%Footnote Reference
S&P 500® Index	31.05%	13.14%	15.26%
Russell 1000® Growth Index	30.63%	13.82%	18.26%
Lipper Large-Cap Growth Funds Index	32.56%	11.64%	16.99%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,656,092,000
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 11,221,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,656,092
Number of Holdings	121
Investment Advisory Fees	$11,221
Portfolio Turnover	35%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Utilities	0.1%
Energy	0.6%
Consumer Staples	1.5%
Financials	4.7%
Health Care	8.4%
Industrials	10.1%
Consumer Discretionary	11.4%
Communication Services	14.5%
Information TechnologyFootnote Reference**	45.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	13.7%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Apple, Inc.	5.2%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	4.1%
Amazon.com, Inc.	3.8%
Visa, Inc., Class A	2.8%
Eli Lilly & Co.	2.0%
Netflix, Inc.	1.9%

Material Fund Change [Text Block]
C000034895
Shareholder Report [Line Items]
Fund Name	Victory Capital Growth Fund
Class Name	Fund Shares
Trading Symbol	USCGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$122	1.06%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in financials was a contributor to relative performance as compared to the MSCI All Country World Index (the “Index”).

  An underweight to consumer discretionary was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  Stock selection in information technology hurt relative performance as compared to the Index.

  An underweight to information technology was a detractor to performance relative to the Index.

  Country level detractor to relative performance was stock selection in the United States.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Capital Growth Fund, Fund Shares - $30,363	MSCI All Country World Index (regulatory broad based index) - $31,770	Lipper Global Funds Index - $28,313
4/16	$10,000	$10,000	$10,000
4/17	$11,679	$11,513	$11,651
4/18	$13,524	$13,144	$13,117
4/19	$13,725	$13,810	$13,493
4/20	$12,195	$13,125	$12,528
4/21	$17,533	$19,129	$18,905
4/22	$17,235	$18,088	$16,870
4/23	$17,921	$18,461	$17,495
4/24	$21,228	$21,685	$20,513
4/25	$23,308	$24,252	$22,508
4/26	$30,363	$31,770	$28,313

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	30.18%Footnote Reference	11.61%	11.75%
MSCI All Country World Index	31.00%	10.68%	12.25%
Lipper Global Funds Index	25.79%	8.41%	10.97%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,093,288,000
Holdings Count | Holding	463
Advisory Fees Paid, Amount	$ 7,771,000
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$1,093,288
Number of Holdings	463
Investment Advisory Fees	$7,771
Portfolio Turnover	55%

C000159209
Shareholder Report [Line Items]
Fund Name	Victory Capital Growth Fund
Class Name	Institutional Shares
Trading Symbol	UICGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$128	1.11%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in financials was a contributor to relative performance as compared to the MSCI All Country World Index (the “Index”).

  An underweight to consumer discretionary was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  Stock selection in information technology hurt relative performance as compared to the Index.

  An underweight to information technology was a detractor to performance relative to the Index.

  Country level detractor to relative performance was stock selection in the United States.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Capital Growth Fund Institutional Shares - $3,055,868	MSCI All Country World Index (regulatory broad based index) - $3,176,973	Lipper Global Funds Index - $2,831,325
4/16	$1,000,000	$1,000,000	$1,000,000
4/17	$1,168,586	$1,151,340	$1,165,073
4/18	$1,355,229	$1,314,429	$1,311,714
4/19	$1,375,991	$1,380,968	$1,349,307
4/20	$1,222,667	$1,312,507	$1,252,769
4/21	$1,762,485	$1,912,902	$1,890,499
4/22	$1,740,790	$1,808,822	$1,686,988
4/23	$1,806,356	$1,846,096	$1,749,515
4/24	$2,138,655	$2,168,482	$2,051,280
4/25	$2,348,797	$2,425,238	$2,250,823
4/26	$3,055,868	$3,176,973	$2,831,325

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	30.10%Footnote Reference	11.64%	11.82%
MSCI All Country World Index	31.00%	10.68%	12.25%
Lipper Global Funds Index	25.79%	8.41%	10.97%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,093,288,000
Holdings Count | Holding	463
Advisory Fees Paid, Amount	$ 7,771,000
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$1,093,288
Number of Holdings	463
Investment Advisory Fees	$7,771
Portfolio Turnover	55%

C000129296
Shareholder Report [Line Items]
Fund Name	Victory Global Managed Volatility Fund
Class Name	Fund Shares
Trading Symbol	UGMVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in health care and communication services was a contributor to relative performance as compared to the MSCI All Country World Index (the “Index”).

  Country level contributor to relative performance was stock selection in Singapore, France, and Switzerland.

Top detractors from performance:

  Stock selection in information technology hurt relative performance as compared to the Index.

  An overweight to consumer staples was a detractor to performance relative to the Index.

  Country level detractor to relative performance was stock selection in the United States and Japan.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Global Managed Volatility Fund, Fund Shares - $25,880	MSCI All Country World Index (regulatory broad based index) - $31,770	Global Managed Volatility Composite Index - $24,639
4/16	$10,000	$10,000	$10,000
4/17	$11,257	$11,513	$11,053
4/18	$12,661	$13,144	$12,158
4/19	$13,075	$13,810	$12,718
4/20	$11,992	$13,125	$12,382
4/21	$16,213	$19,129	$16,191
4/22	$15,722	$18,088	$15,562
4/23	$16,471	$18,461	$16,053
4/24	$18,623	$21,685	$18,253
4/25	$20,838	$24,252	$20,081
4/26	$25,880	$31,770	$24,639

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	24.19%Footnote Reference	9.80%	9.98%
MSCI All Country World Index	31.00%	10.68%	12.25%
Global Managed Volatility Composite Index	22.70%	8.76%	9.44%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 372,092,000
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 2,558,000
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$372,092
Number of Holdings	258
Investment Advisory Fees	$2,558
Portfolio Turnover	77%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Utilities	4.0%
Energy	4.1%
Consumer Staples	5.8%
Consumer Discretionary	6.5%
Materials	6.5%
Communication Services	8.5%
Health Care	9.3%
Industrials	11.8%
Financials	16.9%
Information Technology	25.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	5.7%
Apple, Inc.	5.2%
Alphabet, Inc., Class C	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
Alphabet, Inc., Class A	1.7%
Microsoft Corp.	1.4%
JPMorgan Chase & Co.	1.3%
Cisco Systems, Inc.	1.1%
SK hynix, Inc.	1.0%
Walmart, Inc.	1.0%

Material Fund Change [Text Block]
C000066372
Shareholder Report [Line Items]
Fund Name	Victory Global Managed Volatility Fund
Class Name	Institutional Shares
Trading Symbol	UGOFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in health care and communication services was a contributor to relative performance as compared to the MSCI All Country World Index (the “Index”).

  Country level contributor to relative performance was stock selection in Singapore, France, and Switzerland.

Top detractors from performance:

  Stock selection in information technology hurt relative performance as compared to the Index.

  An overweight to consumer staples was a detractor to performance relative to the Index.

  Country level detractor to relative performance was stock selection in the United States and Japan.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Global Managed Volatility Fund Institutional Shares - $2,640,114	MSCI All Country World Index (regulatory broad based index) - $3,176,973	Global Managed Volatility Composite Index - $2,463,864
4/16	$1,000,000	$1,000,000	$1,000,000
4/17	$1,128,089	$1,151,340	$1,105,349
4/18	$1,271,358	$1,314,429	$1,215,756
4/19	$1,316,190	$1,380,968	$1,271,807
4/20	$1,208,143	$1,312,507	$1,238,164
4/21	$1,638,477	$1,912,902	$1,619,121
4/22	$1,592,196	$1,808,822	$1,556,153
4/23	$1,671,640	$1,846,096	$1,605,269
4/24	$1,892,593	$2,168,482	$1,825,285
4/25	$2,122,476	$2,425,238	$2,008,072
4/26	$2,640,114	$3,176,973	$2,463,864

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	24.39%Footnote Reference	10.01%	10.20%
MSCI All Country World Index	31.00%	10.68%	12.25%
Global Managed Volatility Composite Index	22.70%	8.76%	9.44%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 372,092,000
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 2,558,000
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$372,092
Number of Holdings	258
Investment Advisory Fees	$2,558
Portfolio Turnover	77%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Utilities	4.0%
Energy	4.1%
Consumer Staples	5.8%
Consumer Discretionary	6.5%
Materials	6.5%
Communication Services	8.5%
Health Care	9.3%
Industrials	11.8%
Financials	16.9%
Information Technology	25.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	5.7%
Apple, Inc.	5.2%
Alphabet, Inc., Class C	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
Alphabet, Inc., Class A	1.7%
Microsoft Corp.	1.4%
JPMorgan Chase & Co.	1.3%
Cisco Systems, Inc.	1.1%
SK hynix, Inc.	1.0%
Walmart, Inc.	1.0%

Material Fund Change [Text Block]
C000034865
Shareholder Report [Line Items]
Fund Name	Victory Growth & Income Fund
Class Name	Fund Shares
Trading Symbol	USGRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$95	0.83%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in financials was a contributor to relative performance as compared to the Russell 3000® Index (the “Index”).

  An underweight to consumer discretionary was a contributor to performance relative to the Index.

  Stock selection in health care was positive relative to the Index.

Top detractors from performance:

  Stock selection in information technology hurt relative performance as compared to the Index.

  An overweight to health care was a detractor to performance relative to the Index.

  Stock selection in industrials was a negative contributor to the performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Growth & Income Fund, Fund Shares - $33,610	Russell 3000® Index (regulatory broad based index) - $39,601	Lipper Multi-Cap Core Funds Index - $36,498
4/16	$10,000	$10,000	$10,000
4/17	$12,101	$11,858	$11,758
4/18	$13,454	$13,406	$13,210
4/19	$14,587	$15,106	$14,476
4/20	$13,450	$14,948	$13,994
4/21	$19,510	$22,560	$21,327
4/22	$19,001	$21,857	$20,548
4/23	$19,282	$22,186	$20,843
4/24	$23,972	$27,133	$25,207
4/25	$26,249	$30,227	$27,385
4/26	$33,610	$39,601	$36,498

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	28.04%Footnote Reference	11.49%	12.89%
Russell 3000® Index	31.01%	11.91%	14.75%
Lipper Multi-Cap Core Funds Index	33.28%	11.34%	13.82%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,208,386,000
Holdings Count | Holding	437
Advisory Fees Paid, Amount	$ 12,876,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,208,386
Number of Holdings	437
Investment Advisory Fees	$12,876
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Real Estate	2.1%
Utilities	3.6%
Energy	3.8%
Consumer Discretionary	7.7%
Consumer Staples	8.1%
Industrials	8.8%
Communication Services	10.4%
Health Care	12.4%
Financials	17.5%
Information Technology	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	4.5%
Apple, Inc.	3.4%
Alphabet, Inc., Class C	2.8%
Microsoft Corp.	2.7%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	1.8%
Meta Platforms, Inc., Class A	1.7%
Amazon.com, Inc.	1.7%
Johnson & Johnson	1.3%

Material Fund Change [Text Block]
C000159207
Shareholder Report [Line Items]
Fund Name	Victory Growth & Income Fund
Class Name	Institutional Shares
Trading Symbol	UIGIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in financials was a contributor to relative performance as compared to the Russell 3000® Index (the “Index”).

  An underweight to consumer discretionary was a contributor to performance relative to the Index.

  Stock selection in health care was positive relative to the Index.

Top detractors from performance:

  Stock selection in information technology hurt relative performance as compared to the Index.

  An overweight to health care was a detractor to performance relative to the Index.

  Stock selection in industrials was a negative contributor to the performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Growth & Income Fund Institutional Shares - $3,404,908	Russell 3000® Index (regulatory broad based index) - $3,960,084	Lipper Multi-Cap Core Funds Index - $3,649,763
4/16	$1,000,000	$1,000,000	$1,000,000
4/17	$1,211,017	$1,185,830	$1,175,804
4/18	$1,347,273	$1,340,553	$1,321,037
4/19	$1,461,421	$1,510,555	$1,447,614
4/20	$1,348,023	$1,494,821	$1,399,430
4/21	$1,956,712	$2,255,969	$2,132,712
4/22	$1,913,605	$2,185,709	$2,054,846
4/23	$1,960,444	$2,218,559	$2,084,304
4/24	$2,430,785	$2,713,322	$2,520,700
4/25	$2,660,991	$3,022,682	$2,738,496
4/26	$3,404,908	$3,960,084	$3,649,763

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	27.96%Footnote Reference	11.72%	13.03%
Russell 3000® Index	31.01%	11.91%	14.75%
Lipper Multi-Cap Core Funds Index	33.28%	11.34%	13.82%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,208,386,000
Holdings Count | Holding	437
Advisory Fees Paid, Amount	$ 12,876,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,208,386
Number of Holdings	437
Investment Advisory Fees	$12,876
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Real Estate	2.1%
Utilities	3.6%
Energy	3.8%
Consumer Discretionary	7.7%
Consumer Staples	8.1%
Industrials	8.8%
Communication Services	10.4%
Health Care	12.4%
Financials	17.5%
Information Technology	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	4.5%
Apple, Inc.	3.4%
Alphabet, Inc., Class C	2.8%
Microsoft Corp.	2.7%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	1.8%
Meta Platforms, Inc., Class A	1.7%
Amazon.com, Inc.	1.7%
Johnson & Johnson	1.3%

Material Fund Change [Text Block]
C000034864
Shareholder Report [Line Items]
Fund Name	Victory Growth Fund
Class Name	Fund Shares
Trading Symbol	USAAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$100	0.88%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in consumer discretionary was a contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”).

  An overweight to communication services was a contributor to performance relative to the Index.

  Stock selection in industrials was positive relative to the Index.

Top detractors from performance:

  Stock selection in communication services hurt relative performance as compared to the Index.

  An underweight to information technology was a detractor to performance relative to the Index.

  Stock selection in information technology was a negative contributor to relative performance to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Growth Fund, Fund Shares - $41,607	S&P 500® Index (regulatory broad based index) - $41,379	Russell 1000® Growth Index - $53,507	Lipper Large-Cap Growth Funds Index - $48,039
4/16	$10,000	$10,000	$10,000	$10,000
4/17	$11,837	$11,792	$11,950	$11,923
4/18	$13,647	$13,356	$14,215	$14,391
4/19	$16,048	$15,158	$16,693	$16,726
4/20	$16,626	$15,289	$18,501	$18,290
4/21	$24,553	$22,320	$28,013	$27,700
4/22	$20,618	$22,367	$26,515	$24,179
4/23	$21,832	$22,963	$27,135	$24,558
4/24	$28,809	$28,167	$35,764	$32,526
4/25	$32,812	$31,574	$40,960	$36,240
4/26	$41,607	$41,379	$53,507	$48,039

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	26.80%Footnote Reference	11.12%	15.32%Footnote Reference
S&P 500® Index	31.05%	13.14%	15.26%
Russell 1000® Growth Index	30.63%	13.82%	18.26%
Lipper Large-Cap Growth Funds Index	32.56%	11.64%	16.99%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,430,685,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 17,100,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,430,685
Number of Holdings	81
Investment Advisory Fees	$17,100
Portfolio Turnover	15%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Energy	0.2%
Consumer Staples	2.6%
Financials	6.6%
Industrials	7.7%
Health Care	9.3%
Consumer Discretionary	13.5%
Communication Services	19.4%
Information TechnologyFootnote Reference**	40.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	13.8%
Microsoft Corp.	6.2%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc., Class A	5.3%
Alphabet, Inc., Class A	5.1%
Apple, Inc.	4.8%
Alphabet, Inc., Class C	4.2%
Tesla, Inc.	4.1%
Visa, Inc., Class A	3.8%
Netflix, Inc.	3.3%

Material Fund Change [Text Block]
C000066836
Shareholder Report [Line Items]
Fund Name	Victory Growth Fund
Class Name	Institutional Shares
Trading Symbol	UIGRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$105	0.93%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in consumer discretionary was a contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”).

  An overweight to communication services was a contributor to performance relative to the Index.

  Stock selection in industrials was positive relative to the Index.

Top detractors from performance:

  Stock selection in communication services hurt relative performance as compared to the Index.

  An underweight to information technology was a detractor to performance relative to the Index.

  Stock selection in information technology was a negative contributor to relative performance to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Growth Fund Institutional Shares - $4,170,308	S&P 500® Index (regulatory broad based index) - $4,137,866	Russell 1000® Growth Index - $5,350,667	Lipper Large-Cap Growth Funds Index - $4,803,900
4/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/17	$1,184,676	$1,179,184	$1,194,954	$1,192,308
4/18	$1,366,812	$1,335,614	$1,421,474	$1,439,118
4/19	$1,608,140	$1,515,847	$1,669,265	$1,672,591
4/20	$1,666,405	$1,528,930	$1,850,142	$1,829,012
4/21	$2,461,790	$2,231,962	$2,801,336	$2,770,027
4/22	$2,066,918	$2,236,718	$2,651,531	$2,417,882
4/23	$2,189,665	$2,296,310	$2,713,471	$2,455,765
4/24	$2,889,589	$2,816,691	$3,576,361	$3,252,603
4/25	$3,291,329	$3,157,402	$4,095,992	$3,623,993
4/26	$4,170,308	$4,137,866	$5,350,667	$4,803,900

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	26.74%Footnote Reference	11.12%	15.35%Footnote Reference
S&P 500® Index	31.05%	13.14%	15.26%
Russell 1000® Growth Index	30.63%	13.82%	18.26%
Lipper Large-Cap Growth Funds Index	32.56%	11.64%	16.99%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,430,685,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 17,100,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,430,685
Number of Holdings	81
Investment Advisory Fees	$17,100
Portfolio Turnover	15%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Energy	0.2%
Consumer Staples	2.6%
Financials	6.6%
Industrials	7.7%
Health Care	9.3%
Consumer Discretionary	13.5%
Communication Services	19.4%
Information TechnologyFootnote Reference**	40.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	13.8%
Microsoft Corp.	6.2%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc., Class A	5.3%
Alphabet, Inc., Class A	5.1%
Apple, Inc.	4.8%
Alphabet, Inc., Class C	4.2%
Tesla, Inc.	4.1%
Visa, Inc., Class A	3.8%
Netflix, Inc.	3.3%

Material Fund Change [Text Block]
C000034869
Shareholder Report [Line Items]
Fund Name	Victory Income Stock Fund
Class Name	Fund Shares
Trading Symbol	USISX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$81	0.72%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance

  Stock selection in financials was a contributor to relative performance compared to the Russell 1000® Value Index (the “Index”).

  An underweight to consumer discretionary was a contributor to performance relative to the Index.

Top detractors from performance

  Stock selection in information technology was a detractor to performance compared to the Index.

  An overweight to health care detracted from performance relative to the Index.

  Stock selection in industrials was a detractor of performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Income Stock Fund, Fund Shares - $28,512	S&P 500® Index (regulatory broad based index) - $41,379	Russell 1000® Value Index - $28,958	Lipper Equity Income Funds Index - $28,867
4/16	$10,000	$10,000	$10,000	$10,000
4/17	$11,387	$11,792	$11,655	$11,518
4/18	$12,422	$13,356	$12,530	$12,547
4/19	$13,721	$15,158	$13,665	$13,797
4/20	$12,307	$15,289	$12,160	$12,830
4/21	$16,948	$22,320	$17,745	$17,887
4/22	$18,002	$22,367	$17,979	$18,632
4/23	$18,226	$22,963	$18,197	$19,035
4/24	$21,392	$28,167	$20,639	$21,407
4/25	$22,600	$31,574	$22,404	$23,233
4/26	$28,512	$41,379	$28,958	$28,867

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	26.16%Footnote Reference	10.96%	11.05%
S&P 500® Index	31.05%	13.14%	15.26%
Russell 1000® Value Index	29.25%	10.29%	11.22%
Lipper Equity Income Funds Index	24.25%	10.05%	11.18%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,681,875,000
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 13,162,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,681,875
Number of Holdings	144
Investment Advisory Fees	$13,162
Portfolio Turnover	59%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Utilities	4.2%
Materials	4.6%
Communication Services	5.6%
Consumer Discretionary	7.2%
Energy	7.2%
Consumer Staples	9.1%
Information Technology	10.3%
Health Care	13.1%
Industrials	14.3%
Financials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
JPMorgan Chase & Co.	3.9%
Valero Energy Corp.	2.1%
Altria Group, Inc.	2.1%
EOG Resources, Inc.	2.0%
Cisco Systems, Inc.	2.0%
Merck & Co., Inc.	1.8%
Johnson & Johnson	1.8%
QUALCOMM, Inc.	1.6%
Automatic Data Processing, Inc.	1.6%
Marathon Petroleum Corp.	1.5%

Material Fund Change [Text Block]
C000066839
Shareholder Report [Line Items]
Fund Name	Victory Income Stock Fund
Class Name	Institutional Shares
Trading Symbol	UIISX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$83	0.73%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance

  Stock selection in financials was a contributor to relative performance compared to the Russell 1000® Value Index (the “Index”).

  An underweight to consumer discretionary was a contributor to performance relative to the Index.

Top detractors from performance

  Stock selection in information technology was a detractor to performance compared to the Index.

  An overweight to health care detracted from performance relative to the Index.

  Stock selection in industrials was a detractor of performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Income Stock Fund Institutional Shares - $2,856,332	S&P 500® Index (regulatory broad based index) - $4,137,866	Russell 1000® Value Index - $2,895,779	Lipper Equity Income Funds Index - $2,886,656
4/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/17	$1,139,332	$1,179,184	$1,165,508	$1,151,840
4/18	$1,243,385	$1,335,614	$1,252,960	$1,254,742
4/19	$1,373,931	$1,515,847	$1,366,511	$1,379,736
4/20	$1,232,567	$1,528,930	$1,216,016	$1,283,029
4/21	$1,698,431	$2,231,962	$1,774,473	$1,788,710
4/22	$1,803,437	$2,236,718	$1,797,862	$1,863,166
4/23	$1,826,150	$2,296,310	$1,819,669	$1,903,519
4/24	$2,143,026	$2,816,691	$2,063,905	$2,140,658
4/25	$2,265,394	$3,157,402	$2,240,374	$2,323,289
4/26	$2,856,332	$4,137,866	$2,895,779	$2,886,656

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	26.09%Footnote Reference	10.96%	11.07%
S&P 500® Index	31.05%	13.14%	15.26%
Russell 1000® Value Index	29.25%	10.29%	11.22%
Lipper Equity Income Funds Index	24.25%	10.05%	11.18%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,681,875,000
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 13,162,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,681,875
Number of Holdings	144
Investment Advisory Fees	$13,162
Portfolio Turnover	59%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Utilities	4.2%
Materials	4.6%
Communication Services	5.6%
Consumer Discretionary	7.2%
Energy	7.2%
Consumer Staples	9.1%
Information Technology	10.3%
Health Care	13.1%
Industrials	14.3%
Financials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
JPMorgan Chase & Co.	3.9%
Valero Energy Corp.	2.1%
Altria Group, Inc.	2.1%
EOG Resources, Inc.	2.0%
Cisco Systems, Inc.	2.0%
Merck & Co., Inc.	1.8%
Johnson & Johnson	1.8%
QUALCOMM, Inc.	1.6%
Automatic Data Processing, Inc.	1.6%
Marathon Petroleum Corp.	1.5%

Material Fund Change [Text Block]
C000034880
Shareholder Report [Line Items]
Fund Name	Victory Science & Technology Fund
Class Name	Fund Shares
Trading Symbol	USSCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$115	0.95%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  An underweight to information technology was a contributor to relative performance as compared to the S&P North American Technology Sector Index™ (the “Index”).

  An overweight to Coherent Corp. contributed to performance relative to the Index.

Top detractors from performance:

  Stock selection in communication services hurt relative performance as compared to the Index.

  Overweight to health care was a detractor to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Science & Technology Fund, Fund Shares - $38,175	S&P 500® Index (regulatory broad based index) - $41,379	S&P North American Technology Sector Index - $87,312	Lipper Science & Technology Funds Index - $63,767	S&P Composite 1500 Health Care Index - $24,868
4/16	$10,000	$10,000	$10,000	$10,000	$10,000
4/17	$12,412	$11,792	$13,434	$13,203	$11,088
4/18	$14,933	$13,356	$17,302	$16,568	$12,406
4/19	$17,630	$15,158	$21,155	$19,521	$13,684
4/20	$19,023	$15,289	$23,942	$20,734	$15,609
4/21	$31,511	$22,320	$37,724	$35,144	$19,563
4/22	$20,370	$22,367	$33,199	$28,715	$20,928
4/23	$19,095	$22,963	$33,909	$27,688	$21,714
4/24	$24,447	$28,167	$49,389	$37,447	$23,072
4/25	$27,047	$31,574	$55,348	$40,631	$23,413
4/26	$38,175	$41,379	$87,312	$63,767	$24,868

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	41.15%Footnote Reference	3.91%	14.33%
S&P 500® Index	31.05%	13.14%	15.26%
S&P North American Technology Sector Index	57.75%	18.27%	24.20%
Lipper Science & Technology Funds Index	56.94%	12.65%	20.35%
S&P Composite 1500 Health Care Index	6.21%	4.92%	9.54%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,408,821,000
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 9,370,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$1,408,821
Number of Holdings	191
Investment Advisory Fees	$9,370
Portfolio Turnover	42%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Consumer Staples	0.4%
Financials	2.3%
Consumer Discretionary	4.2%
Health Care	12.5%
Communication Services	12.8%
Information TechnologyFootnote Reference**	65.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	10.5%
Microsoft Corp.	5.5%
Meta Platforms, Inc., Class A	5.4%
Broadcom, Inc.	4.0%
Alphabet, Inc., Class A	4.0%
Amazon.com, Inc.	3.7%
Monolithic Power Systems, Inc.	2.7%
Coherent Corp.	2.7%
Lam Research Corp.	2.6%
AppLovin Corp., Class A	2.3%

Material Fund Change [Text Block]
C000220624
Shareholder Report [Line Items]
Fund Name	Victory Science & Technology Fund
Class Name	Class A
Trading Symbol	USTCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$154	1.28%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  An underweight to information technology was a contributor to relative performance as compared to the S&P North American Technology Sector Index™ (the “Index”).

  An overweight to Coherent Corp. contributed to performance relative to the Index.

Top detractors from performance:

  Stock selection in communication services hurt relative performance as compared to the Index.

  Overweight to health care was a detractor to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Science & Technology Fund Class A @ NAV - $37,099	Victory Science & Technology Fund Class A @ MOP - $34,965	S&P 500® Index (regulatory broad based index) - $41,379	S&P North American Technology Sector Index - $87,312	Lipper Science & Technology Funds Index - $63,767	S&P Composite 1500 Health Care Index - $24,868
4/16	$10,000	$9,425	$10,000	$10,000	$10,000	$10,000
4/17	$12,375	$11,663	$11,792	$13,434	$13,203	$11,088
4/18	$14,849	$13,994	$13,356	$17,302	$16,568	$12,406
4/19	$17,492	$16,486	$15,158	$21,155	$19,521	$13,684
4/20	$18,814	$17,732	$15,289	$23,942	$20,734	$15,609
4/21	$31,084	$29,296	$22,320	$37,724	$35,144	$19,563
4/22	$20,037	$18,884	$22,367	$33,199	$28,715	$20,928
4/23	$18,728	$17,650	$22,963	$33,909	$27,688	$21,714
4/24	$23,912	$22,537	$28,167	$49,389	$37,447	$23,072
4/25	$26,363	$24,847	$31,574	$55,348	$40,631	$23,413
4/26	$37,099	$34,965	$41,379	$87,312	$63,767	$24,868

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	40.72%Footnote Reference	3.60%	14.01%
Class A @ MOP	32.61%	2.38%	13.33%
S&P 500® Index	31.05%	13.14%	15.26%
S&P North American Technology Sector Index	57.75%	18.27%	24.20%
Lipper Science & Technology Funds Index	56.94%	12.65%	20.35%
S&P Composite 1500 Health Care Index	6.21%	4.92%	9.54%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 1,408,821,000
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 9,370,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$1,408,821
Number of Holdings	191
Investment Advisory Fees	$9,370
Portfolio Turnover	42%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Consumer Staples	0.4%
Financials	2.3%
Consumer Discretionary	4.2%
Health Care	12.5%
Communication Services	12.8%
Information TechnologyFootnote Reference**	65.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	10.5%
Microsoft Corp.	5.5%
Meta Platforms, Inc., Class A	5.4%
Broadcom, Inc.	4.0%
Alphabet, Inc., Class A	4.0%
Amazon.com, Inc.	3.7%
Monolithic Power Systems, Inc.	2.7%
Coherent Corp.	2.7%
Lam Research Corp.	2.6%
AppLovin Corp., Class A	2.3%

Material Fund Change [Text Block]
C000034883
Shareholder Report [Line Items]
Fund Name	Victory Small Cap Stock Fund
Class Name	Fund Shares
Trading Symbol	USCAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$121	1.01%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Overweight to information technology was a contributor to relative performance as compared to the Russell 2000® Index (the “Index”).

  Stock selection in consumer discretionary and information technology contributed positively to the Fund's performance relative to the Index.

Top detractors from performance:

  An underweight to energy hurt relative performance as compared to the Index.

  Stock selection in communication services and industrials was a detractor to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Small Cap Stock Fund, Fund Shares - $26,312	Russell 3000® Index (regulatory broad based index) - $39,601	Russell 2000® Index - $28,347	Lipper Small-Cap Core Funds Index - $27,376	S&P SmallCap 600 Index - $28,060
4/16	$10,000	$10,000	$10,000	$10,000	$10,000
4/17	$11,876	$11,858	$12,563	$12,295	$12,425
4/18	$13,029	$13,406	$14,012	$13,548	$14,019
4/19	$13,876	$15,106	$14,658	$14,281	$14,639
4/20	$11,809	$14,948	$12,256	$11,476	$11,770
4/21	$21,529	$22,560	$21,437	$19,950	$20,816
4/22	$18,033	$21,857	$17,821	$18,249	$19,038
4/23	$17,718	$22,186	$17,171	$17,866	$18,307
4/24	$19,835	$27,133	$19,459	$20,432	$20,605
4/25	$18,833	$30,227	$19,629	$20,371	$20,208
4/26	$26,312	$39,601	$28,347	$27,376	$28,060

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	39.71%Footnote Reference	4.09%	10.16%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 2000® Index	44.41%	5.75%	10.98%
Lipper Small-Cap Core Funds Index	34.39%	6.53%	10.60%
S&P SmallCap 600 Index	38.86%	6.15%	10.87%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 902,722,000
Holdings Count | Holding	493
Advisory Fees Paid, Amount	$ 5,847,000
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$902,722
Number of Holdings	493
Investment Advisory Fees	$5,847
Portfolio Turnover	86%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Communication Services	2.4%
Utilities	2.6%
Materials	4.4%
Real Estate	4.9%
Energy	5.7%
Consumer Discretionary	8.6%
Health Care	15.4%
Industrials	17.1%
Financials	17.5%
Information Technology	18.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Sterling Infrastructure, Inc.	0.9%
Silicon Motion Technology Corp., ADR	0.8%
Porch Group, Inc.	0.8%
Gates Industrial Corp. PLC	0.8%
Scorpio Tankers, Inc.	0.7%
Argan, Inc.	0.7%
Diodes, Inc.	0.7%
indie Semiconductor, Inc., Class A	0.7%
Black Hills Corp.	0.7%
Terex Corp.	0.7%

Material Fund Change [Text Block]
C000066844
Shareholder Report [Line Items]
Fund Name	Victory Small Cap Stock Fund
Class Name	Institutional Shares
Trading Symbol	UISCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$113	0.94%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Overweight to information technology was a contributor to relative performance as compared to the Russell 2000® Index (the “Index”).

  Stock selection in consumer discretionary and information technology contributed positively to the Fund's performance relative to the Index.

Top detractors from performance:

  An underweight to energy hurt relative performance as compared to the Index.

  Stock selection in communication services and industrials was a detractor to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Small Cap Stock Fund Institutional Shares - $2,654,398	Russell 3000® Index (regulatory broad based index) - $3,960,084	Russell 2000® Index - $2,834,669	Lipper Small-Cap Core Funds Index - $2,737,590	S&P SmallCap 600 Index - $2,805,984
4/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/17	$1,188,432	$1,185,830	$1,256,282	$1,229,474	$1,242,549
4/18	$1,305,646	$1,340,553	$1,401,224	$1,354,776	$1,401,854
4/19	$1,392,338	$1,510,555	$1,465,848	$1,428,082	$1,463,855
4/20	$1,185,771	$1,494,821	$1,225,602	$1,147,565	$1,177,015
4/21	$2,162,967	$2,255,969	$2,143,736	$1,994,964	$2,081,596
4/22	$1,813,456	$2,185,709	$1,782,101	$1,824,932	$1,903,827
4/23	$1,782,497	$2,218,559	$1,717,138	$1,786,586	$1,830,679
4/24	$1,997,318	$2,713,322	$1,945,869	$2,043,156	$2,060,480
4/25	$1,899,875	$3,022,682	$1,962,894	$2,037,081	$2,020,796
4/26	$2,654,398	$3,960,084	$2,834,669	$2,737,590	$2,805,984

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	39.71%Footnote Reference	4.18%	10.25%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 2000® Index	44.41%	5.75%	10.98%
Lipper Small-Cap Core Funds Index	34.39%	6.53%	10.60%
S&P SmallCap 600 Index	38.86%	6.15%	10.87%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 902,722,000
Holdings Count | Holding	493
Advisory Fees Paid, Amount	$ 5,847,000
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$902,722
Number of Holdings	493
Investment Advisory Fees	$5,847
Portfolio Turnover	86%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Communication Services	2.4%
Utilities	2.6%
Materials	4.4%
Real Estate	4.9%
Energy	5.7%
Consumer Discretionary	8.6%
Health Care	15.4%
Industrials	17.1%
Financials	17.5%
Information Technology	18.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Sterling Infrastructure, Inc.	0.9%
Silicon Motion Technology Corp., ADR	0.8%
Porch Group, Inc.	0.8%
Gates Industrial Corp. PLC	0.8%
Scorpio Tankers, Inc.	0.7%
Argan, Inc.	0.7%
Diodes, Inc.	0.7%
indie Semiconductor, Inc., Class A	0.7%
Black Hills Corp.	0.7%
Terex Corp.	0.7%

Material Fund Change [Text Block]
C000034890
Shareholder Report [Line Items]
Fund Name	Victory Value Fund
Class Name	Fund Shares
Trading Symbol	UVALX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$104	0.92%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Underweight to consumer staples was a contributor to relative performance as compared to the Russell 1000® Value Index (the “Index”).

  Stock selection in financials and health care contributed positively to the Fund's performance relative to the Index.

Top detractors from performance:

  An overweight to healthcare hurt relative performance as compared to the Index.

  Stock selection in industrials and information technology was a detractor to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Value Fund, Fund Shares - $27,111	Russell 1000® Index (regulatory broad based index) - $40,479	Russell 1000® Value Index - $28,958	Lipper Multi-Cap Value Funds Index - $27,163	Lipper Large-Cap Value Funds Index - $32,359
4/16	$10,000	$10,000	$10,000	$10,000	$10,000
4/17	$11,707	$11,803	$11,655	$11,646	$11,738
4/18	$12,382	$13,357	$12,530	$12,492	$12,894
4/19	$13,262	$15,138	$13,665	$13,054	$14,076
4/20	$11,091	$15,151	$12,160	$11,037	$12,615
4/21	$16,264	$22,647	$17,745	$17,089	$18,711
4/22	$16,864	$22,172	$17,979	$17,121	$18,869
4/23	$17,112	$22,575	$18,197	$17,454	$19,445
4/24	$20,155	$27,727	$20,639	$20,273	$22,977
4/25	$21,480	$31,038	$22,404	$21,315	$24,888
4/26	$27,111	$40,479	$28,958	$27,163	$32,359

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	26.21%Footnote Reference	10.76%	10.49%
Russell 1000® Index	30.42%	12.32%	15.01%
Russell 1000® Value Index	29.25%	10.29%	11.22%
Lipper Multi-Cap Value Funds Index	27.44%	9.71%	10.51%
Lipper Large-Cap Value Funds Index	30.02%	11.58%	12.46%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,433,472,000
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 8,971,000
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$1,433,472
Number of Holdings	184
Investment Advisory Fees	$8,971
Portfolio Turnover	52%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	3.5%
Utilities	4.2%
Energy	5.9%
Consumer Discretionary	6.3%
Consumer Staples	6.5%
Communication Services	6.9%
Information Technology	10.5%
Health Care	15.0%
Industrials	16.0%
Financials	20.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Alphabet, Inc., Class A	3.9%
JPMorgan Chase & Co.	2.4%
Johnson & Johnson	1.9%
FedEx Corp.	1.8%
Teva Pharmaceutical Industries Ltd., ADR	1.7%
The Cigna Group	1.6%
KeyCorp	1.5%
Valero Energy Corp.	1.4%
Citigroup, Inc.	1.4%
U.S. Bancorp	1.3%

Material Fund Change [Text Block]
C000066845
Shareholder Report [Line Items]
Fund Name	Victory Value Fund
Class Name	Institutional Shares
Trading Symbol	UIVAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$101	0.89%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Underweight to consumer staples was a contributor to relative performance as compared to the Russell 1000® Value Index (the “Index”).

  Stock selection in financials and health care contributed positively to the Fund's performance relative to the Index.

Top detractors from performance:

  An overweight to healthcare hurt relative performance as compared to the Index.

  Stock selection in industrials and information technology was a detractor to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Value Fund Institutional Shares - $2,728,560	Russell 1000® Index (regulatory broad based index) - $4,047,922	Russell 1000® Value Index - $2,895,779	Lipper Multi-Cap Value Funds Index - $2,716,286	Lipper Large-Cap Value Funds Index - $3,235,933
4/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/17	$1,172,132	$1,180,276	$1,165,508	$1,164,590	$1,173,835
4/18	$1,240,212	$1,335,714	$1,252,960	$1,249,233	$1,289,371
4/19	$1,329,551	$1,513,760	$1,366,511	$1,305,402	$1,407,557
4/20	$1,113,795	$1,515,057	$1,216,016	$1,103,719	$1,261,450
4/21	$1,634,051	$2,264,694	$1,774,473	$1,708,931	$1,871,069
4/22	$1,695,021	$2,217,201	$1,797,862	$1,712,073	$1,886,883
4/23	$1,719,960	$2,257,503	$1,819,669	$1,745,392	$1,944,505
4/24	$2,027,801	$2,772,663	$2,063,905	$2,027,283	$2,297,727
4/25	$2,161,675	$3,103,790	$2,240,374	$2,131,507	$2,488,846
4/26	$2,728,560	$4,047,922	$2,895,779	$2,716,286	$3,235,933

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	26.22%Footnote Reference	10.80%	10.56%
Russell 1000® Index	30.42%	12.32%	15.01%
Russell 1000® Value Index	29.25%	10.29%	11.22%
Lipper Multi-Cap Value Funds Index	27.44%	9.71%	10.51%
Lipper Large-Cap Value Funds Index	30.02%	11.58%	12.46%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,433,472,000
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 8,971,000
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$1,433,472
Number of Holdings	184
Investment Advisory Fees	$8,971
Portfolio Turnover	52%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	3.5%
Utilities	4.2%
Energy	5.9%
Consumer Discretionary	6.3%
Consumer Staples	6.5%
Communication Services	6.9%
Information Technology	10.5%
Health Care	15.0%
Industrials	16.0%
Financials	20.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Alphabet, Inc., Class A	3.9%
JPMorgan Chase & Co.	2.4%
Johnson & Johnson	1.9%
FedEx Corp.	1.8%
Teva Pharmaceutical Industries Ltd., ADR	1.7%
The Cigna Group	1.6%
KeyCorp	1.5%
Valero Energy Corp.	1.4%
Citigroup, Inc.	1.4%
U.S. Bancorp	1.3%

Material Fund Change [Text Block]
C000034884
Shareholder Report [Line Items]
Fund Name	Victory 500 Index Fund
Class Name	Member Shares
Trading Symbol	USSPX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Shares	$25Footnote Reference*	0.22%

Footnote	Description
Footnote*	Actual expenses do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on Member Share accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $10.00 ($2.50 for four quarters) to your calculated estimated expenses.

Expenses Paid, Amount	$ 25 [1]
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eleven out of eleven sectors were positive, led by communication services, energy, and information technology sectors.

Top detractors from performance:

  Consumer staples and health care sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory 500 Index Fund Member Shares - $41,080	S&P 500® Index (regulatory broad based index) - $41,379	Victory US Large Cap 500 Index - $41,895
4/16	$10,000	$10,000	$10,000
4/17	$11,762	$11,792	$11,811
4/18	$13,289	$13,356	$13,418
4/19	$15,047	$15,158	$15,252
4/20	$15,301	$15,289	$15,536
4/21	$22,518	$22,320	$22,994
4/22	$22,285	$22,367	$22,584
4/23	$22,724	$22,963	$23,026
4/24	$27,978	$28,167	$28,408
4/25	$31,406	$31,574	$31,961
4/26	$41,080	$41,379	$41,895

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Member Shares	30.80%Footnote Reference	12.78%	15.18%Footnote Reference
S&P 500® Index	31.05%	13.14%	15.26%
Victory US Large Cap 500 Index	31.08%	12.75%	15.40%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 14,923,136,000
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 13,921,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$14,923,136
Number of Holdings	513
Investment Advisory Fees	$13,921
Portfolio Turnover	3%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Real Estate	1.8%
Utilities	2.3%
Energy	3.6%
Consumer Staples	4.9%
Health Care	8.6%
Industrials	9.1%
Consumer Discretionary	9.8%
Communication Services	11.3%
Financials	12.1%
Information TechnologyFootnote Reference**	34.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.4%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Class A	3.6%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class C	3.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.3%

Material Fund Change [Text Block]
C000034885
Shareholder Report [Line Items]
Fund Name	Victory 500 Index Fund
Class Name	Reward Shares
Trading Symbol	USPRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Reward Shares	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eleven out of eleven sectors were positive, led by communication services, energy, and information technology sectors.

Top detractors from performance:

  Consumer staples and health care sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory 500 Index Fund Reward Shares - $41,460	S&P 500® Index (regulatory broad based index) - $41,379	Victory US Large Cap 500 Index - $41,895
4/16	$10,000	$10,000	$10,000
4/17	$11,776	$11,792	$11,811
4/18	$13,316	$13,356	$13,418
4/19	$15,092	$15,158	$15,252
4/20	$15,361	$15,289	$15,536
4/21	$22,628	$22,320	$22,994
4/22	$22,417	$22,367	$22,584
4/23	$22,881	$22,963	$23,026
4/24	$28,195	$28,167	$28,408
4/25	$31,675	$31,574	$31,961
4/26	$41,460	$41,379	$41,895

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Reward Shares	30.89%Footnote Reference	12.88%	15.28%Footnote Reference
S&P 500® Index	31.05%	13.14%	15.26%
Victory US Large Cap 500 Index	31.08%	12.75%	15.40%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 14,923,136,000
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 13,921,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$14,923,136
Number of Holdings	513
Investment Advisory Fees	$13,921
Portfolio Turnover	3%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Real Estate	1.8%
Utilities	2.3%
Energy	3.6%
Consumer Staples	4.9%
Health Care	8.6%
Industrials	9.1%
Consumer Discretionary	9.8%
Communication Services	11.3%
Financials	12.1%
Information TechnologyFootnote Reference**	34.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.4%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Class A	3.6%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class C	3.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.3%

Material Fund Change [Text Block]
C000034943
Shareholder Report [Line Items]
Fund Name	Victory Extended Market Index Fund
Class Name	Fund Shares
Trading Symbol	USMIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$40	0.34%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Ten out of eleven sectors were positive, led by energy, information technology, and industrials.

Top detractors from performance:

  Consumer staples was the largest detractor from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Extended Market Index Fund, Fund Shares - $30,379	Russell 3000® Index (regulatory broad based index) - $39,601	Blended-Victory Extended Market Index/Wilshire 4500 Completion Index - $27,661	Wilshire 4500 Completion Index - $33,144
4/16	$10,000	$10,000	$10,000	$10,000
4/17	$12,118	$11,858	$12,063	$12,290
4/18	$13,552	$13,406	$13,470	$13,773
4/19	$14,648	$15,106	$14,594	$14,973
4/20	$12,955	$14,948	$12,171	$13,259
4/21	$23,208	$22,560	$21,011	$23,858
4/22	$19,683	$21,857	$18,313	$20,297
4/23	$18,626	$22,186	$17,689	$19,243
4/24	$22,259	$27,133	$20,165	$23,325
4/25	$22,818	$30,227	$20,721	$24,724
4/26	$30,379	$39,601	$27,661	$33,144

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	33.14%Footnote Reference	5.53%	11.75%
Russell 3000® Index	31.01%	11.91%	14.75%
Blended-Victory Extended Market Index/Wilshire 4500 Completion IndexFootnote Reference(a)	33.49%	5.65%	10.71%
Wilshire 4500 Completion Index	34.05%	6.80%	12.73%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 786,650,000
Holdings Count | Holding	2,493
Advisory Fees Paid, Amount	$ 740,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$786,650
Number of Holdings	2,493
Investment Advisory Fees	$740
Portfolio Turnover	17%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Consumer Staples	3.0%
Communication Services	3.1%
Energy	4.8%
Materials	5.2%
Real Estate	7.3%
Consumer Discretionary	10.5%
Information Technology	13.3%
Health Care	13.4%
Financials	16.8%
Industrials	19.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Qnity Electronics, Inc.	0.4%
Revolution Medicines, Inc.	0.4%
Fabrinet	0.4%
MasTec, Inc.	0.3%
Albemarle Corp.	0.3%
Entegris, Inc.	0.3%
ATI, Inc.	0.3%
Carpenter Technology Corp.	0.3%
Royalty Pharma PLC, Class A	0.3%
Royal Gold, Inc.	0.3%

Material Fund Change [Text Block]
C000034876
Shareholder Report [Line Items]
Fund Name	Victory Nasdaq-100 Index Fund
Class Name	Fund Shares
Trading Symbol	USNQX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$51	0.42%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by energy, information technology, and communication services sectors.

Top detractors from performance:

  Real estate and financials sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Nasdaq-100 Index Fund, Fund Shares - $66,325	S&P 500® Index (regulatory broad based index) - $41,379	Nasdaq-100® Index - $69,315	Russell 1000® Growth Index - $53,507
4/16	$10,000	$10,000	$10,000	$10,000
4/17	$12,958	$11,792	$13,023	$11,950
4/18	$15,412	$13,356	$15,573	$14,215
4/19	$18,270	$15,158	$18,548	$16,693
4/20	$21,274	$15,289	$21,683	$18,501
4/21	$32,896	$22,320	$33,659	$28,013
4/22	$30,582	$22,367	$31,432	$26,515
4/23	$31,651	$22,963	$32,686	$27,135
4/24	$41,846	$28,167	$43,398	$35,764
4/25	$47,137	$31,574	$49,084	$40,960
4/26	$66,325	$41,379	$69,315	$53,507

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	40.71%Footnote Reference	15.06%Footnote Reference	20.83%Footnote Reference
S&P 500® Index	31.05%	13.14%	15.26%
Nasdaq-100® Index	41.22%	15.54%	21.36%
Russell 1000® Growth Index	30.63%	13.82%	18.26%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 8,853,343,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,791,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$8,853,343
Number of Holdings	106
Investment Advisory Fees	$15,791
Portfolio Turnover	13%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Financials	0.2%
Energy	0.6%
Materials	1.1%
Utilities	1.4%
Industrials	3.6%
Health Care	4.2%
Consumer Staples	7.6%
Consumer Discretionary	12.2%
Communication Services	15.1%
Information TechnologyFootnote Reference**	53.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.0%
Microsoft Corp.	5.3%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class A	3.9%
Alphabet, Inc., Class C	3.6%
Broadcom, Inc.	3.5%
Tesla, Inc.	3.3%
Meta Platforms, Inc., Class A	3.2%
Walmart, Inc.	3.1%

Material Fund Change [Text Block]
C000220619
Shareholder Report [Line Items]
Fund Name	Victory Nasdaq-100 Index Fund
Class Name	Institutional Shares
Trading Symbol	UINQX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$52	0.43%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by energy, information technology, and communication services sectors.

Top detractors from performance:

  Real estate and financials sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Nasdaq-100 Index Fund Institutional Shares - $2,812,184	S&P 500® Index (regulatory broad based index) - $2,572,202	Nasdaq-100® Index - $2,882,769	Russell 1000® Growth Index - $2,646,925
6/20Footnote Reference*	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/21	$1,394,870	$1,387,444	$1,399,842	$1,385,795
4/22	$1,296,698	$1,390,401	$1,307,248	$1,311,688
4/23	$1,342,499	$1,427,444	$1,359,374	$1,342,329
4/24	$1,774,678	$1,750,926	$1,804,896	$1,769,192
4/25	$1,998,791	$1,962,721	$2,041,368	$2,026,249
4/26	$2,812,184	$2,572,202	$2,882,769	$2,646,925

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Institutional Shares	40.69%Footnote Reference	15.05%Footnote Reference	19.38%Footnote Reference
S&P 500® Index	31.05%	13.14%	17.57%
Nasdaq-100® Index	41.22%	15.54%	19.89%
Russell 1000® Growth Index	30.63%	13.82%	18.15%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 8,853,343,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,791,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$8,853,343
Number of Holdings	106
Investment Advisory Fees	$15,791
Portfolio Turnover	13%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Financials	0.2%
Energy	0.6%
Materials	1.1%
Utilities	1.4%
Industrials	3.6%
Health Care	4.2%
Consumer Staples	7.6%
Consumer Discretionary	12.2%
Communication Services	15.1%
Information TechnologyFootnote Reference**	53.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.0%
Microsoft Corp.	5.3%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class A	3.9%
Alphabet, Inc., Class C	3.6%
Broadcom, Inc.	3.5%
Tesla, Inc.	3.3%
Meta Platforms, Inc., Class A	3.2%
Walmart, Inc.	3.1%

Material Fund Change [Text Block]
C000220618
Shareholder Report [Line Items]
Fund Name	Victory Nasdaq-100 Index Fund
Class Name	Class A
Trading Symbol	UANQX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$84	0.70%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by energy, information technology, and communication services sectors.

Top detractors from performance:

  Real estate and financials sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Nasdaq-100 Index Fund Class A @ NAV - $27,691	Victory Nasdaq-100 Index Fund Class A @ MOP - $27,069	S&P 500® Index (regulatory broad based index) - $25,722	Nasdaq-100® Index - $28,828	Russell 1000® Growth Index - $26,469
6/20Footnote Reference*	$10,000	$9,775	$10,000	$10,000	$10,000
4/21	$13,923	$13,610	$13,874	$13,998	$13,858
4/22	$12,911	$12,621	$13,904	$13,072	$13,117
4/23	$13,328	$13,028	$14,274	$13,594	$13,423
4/24	$17,566	$17,172	$17,509	$18,049	$17,692
4/25	$19,738	$19,295	$19,627	$20,414	$20,262
4/26	$27,691	$27,069	$25,722	$28,828	$26,469

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Class A @ NAV	40.29%Footnote Reference	14.74%	19.07%Footnote Reference
Class A @ MOP	37.14%	14.22%	18.61%
S&P 500® Index	31.05%	13.14%	17.57%
Nasdaq-100® Index	41.22%	15.54%	19.89%
Russell 1000® Growth Index	30.63%	13.82%	18.15%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 8,853,343,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,791,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$8,853,343
Number of Holdings	106
Investment Advisory Fees	$15,791
Portfolio Turnover	13%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Financials	0.2%
Energy	0.6%
Materials	1.1%
Utilities	1.4%
Industrials	3.6%
Health Care	4.2%
Consumer Staples	7.6%
Consumer Discretionary	12.2%
Communication Services	15.1%
Information TechnologyFootnote Reference**	53.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.0%
Microsoft Corp.	5.3%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class A	3.9%
Alphabet, Inc., Class C	3.6%
Broadcom, Inc.	3.5%
Tesla, Inc.	3.3%
Meta Platforms, Inc., Class A	3.2%
Walmart, Inc.	3.1%

Material Fund Change [Text Block]
C000220620
Shareholder Report [Line Items]
Fund Name	Victory Nasdaq-100 Index Fund
Class Name	Class C
Trading Symbol	UCNQX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$173	1.45%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by energy, information technology, and communication services sectors.

Top detractors from performance:

  Real estate and financials sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Nasdaq-100 Index Fund Class C @ NAV - $26,510	Victory Nasdaq-100 Index Fund Class C @ CDSC - $26,510	S&P 500® Index (regulatory broad based index) - $25,722	Nasdaq-100® Index - $28,828	Russell 1000® Growth Index - $26,469
6/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
4/21	$13,836	$13,836	$13,874	$13,998	$13,858
4/22	$12,732	$12,732	$13,904	$13,072	$13,117
4/23	$13,049	$13,049	$14,274	$13,594	$13,423
4/24	$17,072	$17,072	$17,509	$18,049	$17,692
4/25	$19,041	$19,041	$19,627	$20,414	$20,262
4/26	$26,510	$26,510	$25,722	$28,828	$26,469

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Class C @ NAV	39.23%Footnote Reference	13.89%	18.18%Footnote Reference
Class C @ CDSC	38.23%	13.89%	18.18%
S&P 500® Index	31.05%	13.14%	17.57%
Nasdaq-100® Index	41.22%	15.54%	19.89%
Russell 1000® Growth Index	30.63%	13.82%	18.15%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 8,853,343,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,791,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$8,853,343
Number of Holdings	106
Investment Advisory Fees	$15,791
Portfolio Turnover	13%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Financials	0.2%
Energy	0.6%
Materials	1.1%
Utilities	1.4%
Industrials	3.6%
Health Care	4.2%
Consumer Staples	7.6%
Consumer Discretionary	12.2%
Communication Services	15.1%
Information TechnologyFootnote Reference**	53.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.0%
Microsoft Corp.	5.3%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class A	3.9%
Alphabet, Inc., Class C	3.6%
Broadcom, Inc.	3.5%
Tesla, Inc.	3.3%
Meta Platforms, Inc., Class A	3.2%
Walmart, Inc.	3.1%

Material Fund Change [Text Block]
C000179381
Shareholder Report [Line Items]
Fund Name	Victory Nasdaq-100 Index Fund
Class Name	Class R6
Trading Symbol	URNQX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$35	0.29%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by energy, information technology, and communication services sectors.

Top detractors from performance:

  Real estate and financials sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Nasdaq-100 Index Fund Class R6 - $53,605	S&P 500® Index (regulatory broad based index) - $35,008	Nasdaq-100® Index - $55,179	Russell 1000® Growth Index - $45,764
3/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/17	$10,359	$9,976	$10,367	$10,220
4/18	$12,333	$11,300	$12,397	$12,158
4/19	$14,637	$12,825	$14,766	$14,277
4/20	$17,064	$12,935	$17,261	$15,824
4/21	$26,415	$18,883	$26,794	$23,960
4/22	$24,591	$18,923	$25,022	$22,679
4/23	$25,480	$19,427	$26,020	$23,208
4/24	$33,731	$23,830	$34,548	$30,589
4/25	$38,046	$26,713	$39,074	$35,033
4/26	$53,605	$35,008	$55,179	$45,764

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Class R6	40.90%Footnote Reference	15.21%Footnote Reference	20.11%Footnote Reference
S&P 500® Index	31.05%	13.14%	14.65%
Nasdaq-100® Index	41.22%	15.54%	20.49%
Russell 1000® Growth Index	30.63%	13.82%	18.05%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 8,853,343,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,791,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$8,853,343
Number of Holdings	106
Investment Advisory Fees	$15,791
Portfolio Turnover	13%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Financials	0.2%
Energy	0.6%
Materials	1.1%
Utilities	1.4%
Industrials	3.6%
Health Care	4.2%
Consumer Staples	7.6%
Consumer Discretionary	12.2%
Communication Services	15.1%
Information TechnologyFootnote Reference**	53.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.0%
Microsoft Corp.	5.3%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class A	3.9%
Alphabet, Inc., Class C	3.6%
Broadcom, Inc.	3.5%
Tesla, Inc.	3.3%
Meta Platforms, Inc., Class A	3.2%
Walmart, Inc.	3.1%

Material Fund Change [Text Block]
C000034871
Shareholder Report [Line Items]
Fund Name	Victory Core Plus Intermediate Bond Fund
Class Name	Fund Shares
Trading Symbol	USIBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), for the year ended April 30, 2026.

Top contributors to performance:

  Our security selection within corporate credit, allocation to asset-backed securities, and non-agency commercial mortgage-backed securities benefited performance. Within corporate credit, technology, property & casualty insurance, health care, and cable were the best performing sectors.

  Security selection and allocation both materially aided performance across industries and asset classes.

  From a credit perspective, our security selection in AAA, and BBB rated credits and our allocation to below investment grade rated B and CCC credits most impacted performance.

Top detractors from performance:

  The Fund’s underweight to the midstream, independents, and automotive sectors detracted from performance for the year.

  Duration slightly detracted from performance, as the Fund is overweight the belly of the curve (7- and 10-year key rate portions) versus the Index, which has more exposure to the long end, which underperformed during the year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Core Plus Intermediate Bond Fund, Fund Shares - $13,651	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,803	Lipper Core Plus Bond Funds Index - $12,589
4/16	$10,000	$10,000	$10,000
4/17	$10,539	$10,083	$10,294
4/18	$10,664	$10,051	$10,335
4/19	$11,267	$10,582	$10,871
4/20	$11,907	$11,730	$11,719
4/21	$12,929	$11,698	$12,245
4/22	$11,996	$10,703	$11,241
4/23	$12,018	$10,657	$11,140
4/24	$12,064	$10,500	$11,101
4/25	$13,038	$11,343	$12,020
4/26	$13,651	$11,803	$12,589

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	4.70%	1.09%	3.16%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Lipper Core Plus Bond Funds Index	4.74%	0.56%	2.33%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 5,313,030,000
Holdings Count | Holding	1,409
Advisory Fees Paid, Amount	$ 17,936,000
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$5,313,030
Number of Holdings	1,409
Investment Advisory Fees	$17,936
Portfolio Turnover	69%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	20.7%
U.S. Government Agency Mortgages	20.5%
U.S. Treasury Obligations	17.5%
Asset-Backed Securities	17.3%
Collateralized Mortgage Obligations	9.7%
Yankee Dollars	5.0%
Municipal Bonds	4.6%
OtherFootnote Reference**	3.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of three to ten years to an effective duration that is generally expected to be within three to ten years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

C000066840
Shareholder Report [Line Items]
Fund Name	Victory Core Plus Intermediate Bond Fund
Class Name	Institutional Shares
Trading Symbol	UIITX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), for the year ended April 30, 2026.

Top contributors to performance:

  Our security selection within corporate credit, allocation to asset-backed securities, and non-agency commercial mortgage-backed securities benefited performance. Within corporate credit, technology, property & casualty insurance, health care, and cable were the best performing sectors.

  Security selection and allocation both materially aided performance across industries and asset classes.

  From a credit perspective, our security selection in AAA, and BBB rated credits and our allocation to below investment grade rated B and CCC credits most impacted performance.

Top detractors from performance:

  The Fund’s underweight to the midstream, independents, and automotive sectors detracted from performance for the year.

  Duration slightly detracted from performance, as the Fund is overweight the belly of the curve (7- and 10-year key rate portions) versus the Index, which has more exposure to the long end, which underperformed during the year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Core Plus Intermediate Bond Fund Institutional Shares - $1,374,475	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,180,271	Lipper Core Plus Bond Funds Index - $1,258,928
4/16	$1,000,000	$1,000,000	$1,000,000
4/17	$1,055,621	$1,008,286	$1,029,441
4/18	$1,067,760	$1,005,067	$1,033,546
4/19	$1,128,947	$1,058,241	$1,087,055
4/20	$1,193,854	$1,172,975	$1,171,909
4/21	$1,298,265	$1,169,841	$1,224,523
4/22	$1,204,224	$1,070,262	$1,124,109
4/23	$1,207,174	$1,065,688	$1,113,997
4/24	$1,212,776	$1,050,040	$1,110,079
4/25	$1,311,863	$1,134,258	$1,201,985
4/26	$1,374,475	$1,180,271	$1,258,928

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	4.77%	1.15%	3.23%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Lipper Core Plus Bond Funds Index	4.74%	0.56%	2.33%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 5,313,030,000
Holdings Count | Holding	1,409
Advisory Fees Paid, Amount	$ 17,936,000
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$5,313,030
Number of Holdings	1,409
Investment Advisory Fees	$17,936
Portfolio Turnover	69%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	20.7%
U.S. Government Agency Mortgages	20.5%
U.S. Treasury Obligations	17.5%
Asset-Backed Securities	17.3%
Collateralized Mortgage Obligations	9.7%
Yankee Dollars	5.0%
Municipal Bonds	4.6%
OtherFootnote Reference**	3.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of three to ten years to an effective duration that is generally expected to be within three to ten years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

C000220613
Shareholder Report [Line Items]
Fund Name	Victory Core Plus Intermediate Bond Fund
Class Name	Class A
Trading Symbol	UITBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund (@NAV) outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), for the year ended April 30, 2026.

Top contributors to performance:

  Our security selection within corporate credit, allocation to asset-backed securities, and non-agency commercial mortgage-backed securities benefited performance. Within corporate credit, technology, property & casualty insurance, health care, and cable were the best performing sectors.

  Security selection and allocation both materially aided performance across industries and asset classes.

  From a credit perspective, our security selection in AAA, and BBB rated credits and our allocation to below investment grade rated B and CCC credits most impacted performance.

Top detractors from performance:

  The Fund’s underweight to the midstream, independents, and automotive sectors detracted from performance for the year.

  Duration slightly detracted from performance, as the Fund is overweight the belly of the curve (7- and 10-year key rate portions) versus the Index, which has more exposure to the long end, which underperformed during the year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Core Plus Intermediate Bond Fund Class A @ NAV - $13,308	Victory Core Plus Intermediate Bond Fund Class A @ MOP - $13,008	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,803	Lipper Core Plus Bond Funds Index - $12,589
4/16	$10,000	$9,775	$10,000	$10,000
4/17	$10,514	$10,277	$10,083	$10,294
4/18	$10,598	$10,360	$10,051	$10,335
4/19	$11,167	$10,915	$10,582	$10,871
4/20	$11,781	$11,515	$11,730	$11,719
4/21	$12,759	$12,472	$11,698	$12,245
4/22	$11,806	$11,540	$10,703	$11,241
4/23	$11,797	$11,531	$10,657	$11,140
4/24	$11,812	$11,546	$10,500	$11,101
4/25	$12,738	$12,451	$11,343	$12,020
4/26	$13,308	$13,008	$11,803	$12,589

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	4.47%	0.84%	2.90%
Class A @ MOP	2.14%	0.39%	2.66%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Lipper Core Plus Bond Funds Index	4.74%	0.56%	2.33%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 5,313,030,000
Holdings Count | Holding	1,409
Advisory Fees Paid, Amount	$ 17,936,000
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$5,313,030
Number of Holdings	1,409
Investment Advisory Fees	$17,936
Portfolio Turnover	69%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	20.7%
U.S. Government Agency Mortgages	20.5%
U.S. Treasury Obligations	17.5%
Asset-Backed Securities	17.3%
Collateralized Mortgage Obligations	9.7%
Yankee Dollars	5.0%
Municipal Bonds	4.6%
OtherFootnote Reference**	3.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of three to ten years to an effective duration that is generally expected to be within three to ten years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

C000220614
Shareholder Report [Line Items]
Fund Name	Victory Core Plus Intermediate Bond Fund
Class Name	Class C
Trading Symbol	UITCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$154	1.51%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), for the year ended April 30, 2026.

Top contributors to performance:

  Our security selection within corporate credit, allocation to asset-backed securities, and non-agency commercial mortgage-backed securities benefited performance. Within corporate credit, technology, property & casualty insurance, health care, and cable were the best performing sectors.

  Security selection and allocation both materially aided performance across industries and asset classes.

  From a credit perspective, our security selection in AAA, and BBB rated credits and our allocation to below investment grade rated B and CCC credits most impacted performance.

Top detractors from performance:

  The Fund’s underweight to the midstream, independents, and automotive sectors detracted from performance for the year.

  Duration slightly detracted from performance, as the Fund is overweight the belly of the curve (7- and 10-year key rate portions) versus the Index, which has more exposure to the long end, which underperformed during the year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Core Plus Intermediate Bond Fund Class C @ NAV - $10,472	Victory Core Plus Intermediate Bond Fund Class C @ CDSC - $10,472	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,953	Lipper Core Plus Bond Funds Index - $10,506
6/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/21	$10,358	$10,358	$9,865	$10,219
4/22	$9,524	$9,524	$9,025	$9,381
4/23	$9,456	$9,456	$8,987	$9,297
4/24	$9,408	$9,408	$8,855	$9,264
4/25	$10,090	$10,090	$9,565	$10,031
4/26	$10,472	$10,472	$9,953	$10,506

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Class C @ NAV	3.79%	0.22%	0.79%
Class C @ CDSC	2.79%	0.22%	0.79%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	-0.08%
Lipper Core Plus Bond Funds Index	4.74%	0.56%	0.85%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 5,313,030,000
Holdings Count | Holding	1,409
Advisory Fees Paid, Amount	$ 17,936,000
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$5,313,030
Number of Holdings	1,409
Investment Advisory Fees	$17,936
Portfolio Turnover	69%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	20.7%
U.S. Government Agency Mortgages	20.5%
U.S. Treasury Obligations	17.5%
Asset-Backed Securities	17.3%
Collateralized Mortgage Obligations	9.7%
Yankee Dollars	5.0%
Municipal Bonds	4.6%
OtherFootnote Reference**	3.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of three to ten years to an effective duration that is generally expected to be within three to ten years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

C000175750
Shareholder Report [Line Items]
Fund Name	Victory Core Plus Intermediate Bond Fund
Class Name	Class R6
Trading Symbol	URIBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), for the year ended April 30, 2026.

Top contributors to performance:

  Our security selection within corporate credit, allocation to asset-backed securities, and non-agency commercial mortgage-backed securities benefited performance. Within corporate credit, technology, property & casualty insurance, health care, and cable were the best performing sectors.

  Security selection and allocation both materially aided performance across industries and asset classes.

  From a credit perspective, our security selection in AAA, and BBB rated credits and our allocation to below investment grade rated B and CCC credits most impacted performance.

Top detractors from performance:

  The Fund’s underweight to the midstream, independents, and automotive sectors detracted from performance for the year.

  Duration slightly detracted from performance, as the Fund is overweight the belly of the curve (7- and 10-year key rate portions) versus the Index, which has more exposure to the long end, which underperformed during the year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Core Plus Intermediate Bond Fund Class R6 - $13,712	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,955	Lipper Core Plus Bond Funds Index - $12,579
12/16Footnote Reference*	$10,000	$10,000	$10,000
4/17	$10,383	$10,213	$10,286
4/18	$10,520	$10,180	$10,327
4/19	$11,144	$10,719	$10,862
4/20	$11,801	$11,881	$11,709
4/21	$12,851	$11,849	$12,235
4/22	$11,941	$10,841	$11,232
4/23	$11,991	$10,794	$11,131
4/24	$12,066	$10,636	$11,092
4/25	$13,070	$11,489	$12,010
4/26	$13,712	$11,955	$12,579

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Class R6	4.92%	1.31%	3.41%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.92%
Lipper Core Plus Bond Funds Index	4.74%	0.56%	2.47%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 5,313,030,000
Holdings Count | Holding	1,409
Advisory Fees Paid, Amount	$ 17,936,000
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$5,313,030
Number of Holdings	1,409
Investment Advisory Fees	$17,936
Portfolio Turnover	69%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	20.7%
U.S. Government Agency Mortgages	20.5%
U.S. Treasury Obligations	17.5%
Asset-Backed Securities	17.3%
Collateralized Mortgage Obligations	9.7%
Yankee Dollars	5.0%
Municipal Bonds	4.6%
OtherFootnote Reference**	3.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of three to ten years to an effective duration that is generally expected to be within three to ten years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

C000034867
Shareholder Report [Line Items]
Fund Name	Victory High Income Fund
Class Name	Fund Shares
Trading Symbol	USHYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed its benchmark index, the Bloomberg US High Yield 2% Issuer Capped Index, for the year ended April 30, 2026.

Top contributors to performance:

  Sectors that added to performance were an underweight to packaging and finance companies and an overweight to asset-backed securities and wireless related names. Security selection in chemicals, retailers, and wirelines aided performance.

  From a credit perspective, our security selection within CCC and unrated credits benefited performance, as did our overweight to CCC and underweight BB rated credits.

Top detractors from performance:

  Sectors that detracted from performance were our underweight to midstream, independents and oil field services, and an overweight to cash, building materials, and airlines, as well as security selection within media, other finance, and technology sectors.

  From a credit perspective, security selection within the BB rated names detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 960,558,000
Holdings Count | Holding	493
Advisory Fees Paid, Amount	$ 5,198,000
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$960,558
Number of Holdings	493
Investment Advisory Fees	$5,198
Portfolio Turnover	77%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	3.3%
Energy	3.4%
Consumer Staples	4.5%
Information Technology	5.1%
Health Care	5.3%
Industrials	12.9%
Consumer Discretionary	14.5%
Communication Services	15.3%
Financials	15.8%

C000066837
Shareholder Report [Line Items]
Fund Name	Victory High Income Fund
Class Name	Institutional Shares
Trading Symbol	UIHIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed its benchmark index, the Bloomberg US High Yield 2% Issuer Capped Index, for the year ended April 30, 2026.

Top contributors to performance:

  Sectors that added to performance were an underweight to packaging and finance companies and an overweight to asset-backed securities and wireless related names. Security selection in chemicals, retailers, and wirelines aided performance.

  From a credit perspective, our security selection within CCC and unrated credits benefited performance, as did our overweight to CCC and underweight BB rated credits.

Top detractors from performance:

  Sectors that detracted from performance were our underweight to midstream, independents and oil field services, and an overweight to cash, building materials, and airlines, as well as security selection within media, other finance, and technology sectors.

  From a credit perspective, security selection within the BB rated names detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 960,558,000
Holdings Count | Holding	493
Advisory Fees Paid, Amount	$ 5,198,000
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$960,558
Number of Holdings	493
Investment Advisory Fees	$5,198
Portfolio Turnover	77%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	3.3%
Energy	3.4%
Consumer Staples	4.5%
Information Technology	5.1%
Health Care	5.3%
Industrials	12.9%
Consumer Discretionary	14.5%
Communication Services	15.3%
Financials	15.8%

C000175747
Shareholder Report [Line Items]
Fund Name	Victory High Income Fund
Class Name	Class R6
Trading Symbol	URHIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed its benchmark index, the Bloomberg US High Yield 2% Issuer Capped Index, for the year ended April 30, 2026.

Top contributors to performance:

  Sectors that added to performance were an underweight to packaging and finance companies and an overweight to asset-backed securities and wireless related names. Security selection in chemicals, retailers, and wirelines aided performance.

  From a credit perspective, our security selection within CCC and unrated credits benefited performance, as did our overweight to CCC and underweight BB rated credits.

Top detractors from performance:

  Sectors that detracted from performance were our underweight to midstream, independents and oil field services, and an overweight to cash, building materials, and airlines, as well as security selection within media, other finance, and technology sectors.

  From a credit perspective, security selection within the BB rated names detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 960,558,000
Holdings Count | Holding	493
Advisory Fees Paid, Amount	$ 5,198,000
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$960,558
Number of Holdings	493
Investment Advisory Fees	$5,198
Portfolio Turnover	77%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	3.3%
Energy	3.4%
Consumer Staples	4.5%
Information Technology	5.1%
Health Care	5.3%
Industrials	12.9%
Consumer Discretionary	14.5%
Communication Services	15.3%
Financials	15.8%

C000034868
Shareholder Report [Line Items]
Fund Name	Victory Income Fund
Class Name	Fund Shares
Trading Symbol	USAIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

U.S. Treasury yields from two-year maturities out to 30 years shifted higher during the time period by 20 to 30 basis points. Credit spreads, which compensate investors for risk taken relative to U.S. Treasuries, decreased during the period.

Top contributors to performance:

  The Fund’s overallocation to and security selection within corporate bonds contributed positively to performance during the period.

  Allocation to and security selection within energy, banking, retailers, and utilities contributed the most to performance.

  An underweight allocation to treasuries also benefited performance.

  As the Fund’s strategy is to keep the duration of the Fund in line with the benchmark, there was minimal impact from movements in the yield curve.

Top detractors from performance:

  The Fund’s underweight allocations to agency mortgage-backed securities detracted most from performance.

  An underweight allocation to non-U.S. sovereign bonds also detracted from performance.

  An overweight allocation to asset-backed securities also detracted from performance.

  Within corporates, security selection within hospitals and media & entertainment detracted from performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Income Fund, Fund Shares - $13,103	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,803	Lipper A Rated Bond Funds Index - $12,731
4/16	$10,000	$10,000	$10,000
4/17	$10,381	$10,083	$10,248
4/18	$10,462	$10,051	$10,344
4/19	$11,040	$10,582	$10,957
4/20	$11,720	$11,730	$12,230
4/21	$12,528	$11,698	$12,774
4/22	$11,516	$10,703	$11,548
4/23	$11,455	$10,657	$11,488
4/24	$11,630	$10,500	$11,336
4/25	$12,530	$11,343	$12,190
4/26	$13,103	$11,803	$12,731

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	4.58%	0.90%	2.74%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Lipper A Rated Bond Funds Index	4.44%	-0.07%	2.44%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 3,659,810,000
Holdings Count | Holding	1,031
Advisory Fees Paid, Amount	$ 11,701,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$3,659,810
Number of Holdings	1,031
Investment Advisory Fees	$11,701
Portfolio Turnover	17%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	36.4%
U.S. Treasury Obligations	22.4%
Asset-Backed Securities	11.9%
U.S. Government Agency Mortgages	9.9%
Yankee Dollars	9.5%
Collateralized Mortgage Obligations	5.3%
Municipal Bonds	2.8%
OtherFootnote Reference**	1.0%

C000066838
Shareholder Report [Line Items]
Fund Name	Victory Income Fund
Class Name	Institutional Shares
Trading Symbol	UIINX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

U.S. Treasury yields from two-year maturities out to 30 years shifted higher during the time period by 20 to 30 basis points. Credit spreads, which compensate investors for risk taken relative to U.S. Treasuries, decreased during the period.

Top contributors to performance:

  The Fund’s overallocation to and security selection within corporate bonds contributed positively to performance during the period.

  Allocation to and security selection within energy, banking, retailers, and utilities contributed the most to performance.

  An underweight allocation to treasuries also benefited performance.

  As the Fund’s strategy is to keep the duration of the Fund in line with the benchmark, there was minimal impact from movements in the yield curve.

Top detractors from performance:

  The Fund’s underweight allocations to agency mortgage-backed securities detracted most from performance.

  An underweight allocation to non-U.S. sovereign bonds also detracted from performance.

  An overweight allocation to asset-backed securities also detracted from performance.

  Within corporates, security selection within hospitals and media & entertainment detracted from performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Income Fund Institutional Shares - $1,318,243	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,180,271	Lipper A Rated Bond Funds Index - $1,273,134
4/16	$1,000,000	$1,000,000	$1,000,000
4/17	$1,039,192	$1,008,286	$1,024,829
4/18	$1,047,101	$1,005,067	$1,034,446
4/19	$1,105,882	$1,058,241	$1,095,677
4/20	$1,174,715	$1,172,975	$1,223,047
4/21	$1,256,377	$1,169,841	$1,277,394
4/22	$1,155,279	$1,070,262	$1,154,792
4/23	$1,149,608	$1,065,688	$1,148,784
4/24	$1,167,724	$1,050,040	$1,133,560
4/25	$1,258,756	$1,134,258	$1,218,953
4/26	$1,318,243	$1,180,271	$1,273,134

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	4.73%	0.97%	2.80%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Lipper A Rated Bond Funds Index	4.44%	-0.07%	2.44%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 3,659,810,000
Holdings Count | Holding	1,031
Advisory Fees Paid, Amount	$ 11,701,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$3,659,810
Number of Holdings	1,031
Investment Advisory Fees	$11,701
Portfolio Turnover	17%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	36.4%
U.S. Treasury Obligations	22.4%
Asset-Backed Securities	11.9%
U.S. Government Agency Mortgages	9.9%
Yankee Dollars	9.5%
Collateralized Mortgage Obligations	5.3%
Municipal Bonds	2.8%
OtherFootnote Reference**	1.0%

C000220609
Shareholder Report [Line Items]
Fund Name	Victory Income Fund
Class Name	Class A
Trading Symbol	UINCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

U.S. Treasury yields from two-year maturities out to 30 years shifted higher during the time period by 20 to 30 basis points. Credit spreads, which compensate investors for risk taken relative to U.S. Treasuries, decreased during the period.

Top contributors to performance:

  The Fund’s overallocation to and security selection within corporate bonds contributed positively to performance during the period.

  Allocation to and security selection within energy, banking, retailers, and utilities contributed the most to performance.

  An underweight allocation to treasuries also benefited performance.

  As the Fund’s strategy is to keep the duration of the Fund in line with the benchmark, there was minimal impact from movements in the yield curve.

Top detractors from performance:

  The Fund’s underweight allocations to agency mortgage-backed securities detracted most from performance.

  An underweight allocation to non-U.S. sovereign bonds also detracted from performance.

  An overweight allocation to asset-backed securities also detracted from performance.

  Within corporates, security selection within hospitals and media & entertainment detracted from performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Income Fund Class A @ NAV - $12,789	Victory Income Fund Class A @ MOP - $12,501	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,803	Lipper A Rated Bond Funds Index - $12,731
4/16	$10,000	$9,774	$10,000	$10,000
4/17	$10,355	$10,121	$10,083	$10,248
4/18	$10,406	$10,171	$10,051	$10,344
4/19	$10,968	$10,720	$10,582	$10,957
4/20	$11,609	$11,347	$11,730	$12,230
4/21	$12,372	$12,093	$11,698	$12,774
4/22	$11,349	$11,093	$10,703	$11,548
4/23	$11,263	$11,009	$10,657	$11,488
4/24	$11,398	$11,141	$10,500	$11,336
4/25	$12,254	$11,977	$11,343	$12,190
4/26	$12,789	$12,501	$11,803	$12,731

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	4.37%	0.67%	2.49%
Class A @ MOP	2.06%	0.21%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Lipper A Rated Bond Funds Index	4.44%	-0.07%	2.44%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 3,659,810,000
Holdings Count | Holding	1,031
Advisory Fees Paid, Amount	$ 11,701,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$3,659,810
Number of Holdings	1,031
Investment Advisory Fees	$11,701
Portfolio Turnover	17%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	36.4%
U.S. Treasury Obligations	22.4%
Asset-Backed Securities	11.9%
U.S. Government Agency Mortgages	9.9%
Yankee Dollars	9.5%
Collateralized Mortgage Obligations	5.3%
Municipal Bonds	2.8%
OtherFootnote Reference**	1.0%

C000175748
Shareholder Report [Line Items]
Fund Name	Victory Income Fund
Class Name	Class R6
Trading Symbol	URIFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

U.S. Treasury yields from two-year maturities out to 30 years shifted higher during the time period by 20 to 30 basis points. Credit spreads, which compensate investors for risk taken relative to U.S. Treasuries, decreased during the period.

Top contributors to performance:

  The Fund’s overallocation to and security selection within corporate bonds contributed positively to performance during the period.

  Allocation to and security selection within energy, banking, retailers, and utilities contributed the most to performance.

  An underweight allocation to treasuries also benefited performance.

  As the Fund’s strategy is to keep the duration of the Fund in line with the benchmark, there was minimal impact from movements in the yield curve.

Top detractors from performance:

  The Fund’s underweight allocations to agency mortgage-backed securities detracted most from performance.

  An underweight allocation to non-U.S. sovereign bonds also detracted from performance.

  An overweight allocation to asset-backed securities also detracted from performance.

  Within corporates, security selection within hospitals and media & entertainment detracted from performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Income Fund Class R6 - $13,212	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,955	Lipper A Rated Bond Funds Index - $12,792
12/16Footnote Reference*	$10,000	$10,000	$10,000
4/17	$10,336	$10,213	$10,297
4/18	$10,423	$10,180	$10,393
4/19	$11,018	$10,719	$11,009
4/20	$11,712	$11,881	$12,288
4/21	$12,546	$11,849	$12,834
4/22	$11,551	$10,841	$11,602
4/23	$11,500	$10,794	$11,542
4/24	$11,682	$10,636	$11,389
4/25	$12,615	$11,489	$12,247
4/26	$13,212	$11,955	$12,792

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Class R6	4.73%	1.04%	3.00%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.92%
Lipper A Rated Bond Funds Index	4.44%	-0.07%	2.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 3,659,810,000
Holdings Count | Holding	1,031
Advisory Fees Paid, Amount	$ 11,701,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$3,659,810
Number of Holdings	1,031
Investment Advisory Fees	$11,701
Portfolio Turnover	17%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	36.4%
U.S. Treasury Obligations	22.4%
Asset-Backed Securities	11.9%
U.S. Government Agency Mortgages	9.9%
Yankee Dollars	9.5%
Collateralized Mortgage Obligations	5.3%
Municipal Bonds	2.8%
OtherFootnote Reference**	1.0%

C000034882
Shareholder Report [Line Items]
Fund Name	Victory Short-Term Bond Fund
Class Name	Fund Shares
Trading Symbol	USSBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg 1-3 Year Credit Index (the “Index”) for the 12-month period ending April 30, 2026. In keeping with our investment approach, we continued to focus on income generation, driven by our commitment to independent credit research, which allows us to identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive to both recognize relative value and avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment-grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Top sectors that outperformed relative to the Index included asset-backed securities, banking, property & casualty insurance, non-agency commercial mortgage-backed securities, and independent exploration and development.

  From a credit perspective, relative to the Index, our allocation to AAA, BBB and below investment grade bonds contributed the most to outperformance.

  Security selection and allocation were the biggest drivers of return relative to the Index.

  Duration contributed to performance as the maturities of the bonds held by the Fund are more laddered than the Index, which is concentrated in the 2-3 year maturity band. This band experienced the largest increase in the yield curve during the period, while rates decreased for one year and shorter maturities. This led to duration contributing to relative outperformance.

Top detractors from performance:

  Sectors that underperformed relative to the Index included Treasuries, chemicals, automotive, health insurance, and airlines.

  From a credit perspective, relative to the Index, our allocation to A and AA bonds contributed the most to underperformance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Short-Term Bond Fund, Fund Shares - $13,591	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,803	Bloomberg 1-3 Year Credit Index - $12,867	Lipper Short Investment Grade Debt Funds Index - $12,993
4/16	$10,000	$10,000	$10,000	$10,000
4/17	$10,234	$10,083	$10,153	$10,168
4/18	$10,310	$10,051	$10,200	$10,240
4/19	$10,710	$10,582	$10,600	$10,600
4/20	$10,860	$11,730	$11,034	$10,834
4/21	$11,573	$11,698	$11,334	$11,357
4/22	$11,266	$10,703	$10,945	$10,963
4/23	$11,468	$10,657	$11,117	$11,131
4/24	$12,126	$10,500	$11,546	$11,628
4/25	$13,018	$11,343	$12,352	$12,447
4/26	$13,591	$11,803	$12,867	$12,993

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	4.40%	3.27%	3.12%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Bloomberg 1-3 Year Credit Index	4.17%	2.57%	2.55%
Lipper Short Investment Grade Debt Funds Index	4.39%	2.73%	2.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,749,656,000
Holdings Count | Holding	1,095
Advisory Fees Paid, Amount	$ 6,692,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,749,656
Number of Holdings	1,095
Investment Advisory Fees	$6,692
Portfolio Turnover	43%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	41.9%
Asset-Backed Securities	29.5%
U.S. Treasury Obligations	10.6%
Yankee Dollars	8.5%
Collateralized Mortgage Obligations	4.8%
OtherFootnote Reference**	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of three years or less to an effective duration that is generally three years or less.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

C000066843
Shareholder Report [Line Items]
Fund Name	Victory Short-Term Bond Fund
Class Name	Institutional Shares
Trading Symbol	UISBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg 1-3 Year Credit Index (the “Index”) for the 12-month period ending April 30, 2026. In keeping with our investment approach, we continued to focus on income generation, driven by our commitment to independent credit research, which allows us to identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive to both recognize relative value and avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment-grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Top sectors that outperformed relative to the Index included asset-backed securities, banking, property & casualty insurance, non-agency commercial mortgage-backed securities, and independent exploration and development.

  From a credit perspective, relative to the Index, our allocation to AAA, BBB and below investment grade bonds contributed the most to outperformance.

  Security selection and allocation were the biggest drivers of return relative to the Index.

  Duration contributed to performance as the maturities of the bonds held by the Fund are more laddered than the Index, which is concentrated in the 2-3 year maturity band. This band experienced the largest increase in the yield curve during the period, while rates decreased for one year and shorter maturities. This led to duration contributing to relative outperformance.

Top detractors from performance:

  Sectors that underperformed relative to the Index included Treasuries, chemicals, automotive, health insurance, and airlines.

  From a credit perspective, relative to the Index, our allocation to A and AA bonds contributed the most to underperformance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Short-Term Bond Fund Institutional Shares - $1,373,737	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,180,271	Bloomberg 1-3 Year Credit Index - $1,286,702	Lipper Short Investment Grade Debt Funds Index - $1,299,343
4/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/17	$1,024,544	$1,008,286	$1,015,258	$1,016,782
4/18	$1,034,403	$1,005,067	$1,019,991	$1,023,995
4/19	$1,074,486	$1,058,241	$1,060,024	$1,060,031
4/20	$1,090,566	$1,172,975	$1,103,370	$1,083,445
4/21	$1,164,462	$1,169,841	$1,133,434	$1,135,740
4/22	$1,133,125	$1,070,262	$1,094,461	$1,096,329
4/23	$1,155,856	$1,065,688	$1,111,650	$1,113,141
4/24	$1,221,928	$1,050,040	$1,154,636	$1,162,760
4/25	$1,313,197	$1,134,258	$1,235,187	$1,244,663
4/26	$1,373,737	$1,180,271	$1,286,702	$1,299,343

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	4.61%	3.36%	3.23%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Bloomberg 1-3 Year Credit Index	4.17%	2.57%	2.55%
Lipper Short Investment Grade Debt Funds Index	4.39%	2.73%	2.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,749,656,000
Holdings Count | Holding	1,095
Advisory Fees Paid, Amount	$ 6,692,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,749,656
Number of Holdings	1,095
Investment Advisory Fees	$6,692
Portfolio Turnover	43%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	41.9%
Asset-Backed Securities	29.5%
U.S. Treasury Obligations	10.6%
Yankee Dollars	8.5%
Collateralized Mortgage Obligations	4.8%
OtherFootnote Reference**	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of three years or less to an effective duration that is generally three years or less.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

C000220627
Shareholder Report [Line Items]
Fund Name	Victory Short-Term Bond Fund
Class Name	Class A
Trading Symbol	UASBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund (@ NAV) outperformed its benchmark, the Bloomberg 1-3 Year Credit Index (the “Index”) for the 12-month period ending April 30, 2026. In keeping with our investment approach, we continued to focus on income generation, driven by our commitment to independent credit research, which allows us to identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive to both recognize relative value and avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment-grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Top sectors that outperformed relative to the Index included asset-backed securities, banking, property & casualty insurance, non-agency commercial mortgage-backed securities, and independent exploration and development.

  From a credit perspective, relative to the Index, our allocation to AAA, BBB and below investment grade bonds contributed the most to outperformance.

  Security selection and allocation were the biggest drivers of return relative to the Index.

  Duration contributed to performance as the maturities of the bonds held by the Fund are more laddered than the Index, which is concentrated in the 2-3 year maturity band. This band experienced the largest increase in the yield curve during the period, while rates decreased for one year and shorter maturities. This led to duration contributing to relative outperformance.

Top detractors from performance:

  Sectors that underperformed relative to the Index included Treasuries, chemicals, automotive, health insurance, and airlines.

  From a credit perspective, relative to the Index, our allocation to A and AA bonds contributed the most to underperformance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Short-Term Bond Fund Class A @ NAV - $13,339	Victory Short-Term Bond Fund Class A @ MOP - $13,039	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,803	Bloomberg 1-3 Year Credit Index - $12,867	Lipper Short Investment Grade Debt Funds Index - $12,993
4/16	$10,000	$9,775	$10,000	$10,000	$10,000
4/17	$10,222	$9,993	$10,083	$10,153	$10,168
4/18	$10,283	$10,052	$10,051	$10,200	$10,240
4/19	$10,656	$10,417	$10,582	$10,600	$10,600
4/20	$10,783	$10,541	$11,730	$11,034	$10,834
4/21	$11,469	$11,211	$11,698	$11,334	$11,357
4/22	$11,140	$10,889	$10,703	$10,945	$10,963
4/23	$11,319	$11,064	$10,657	$11,117	$11,131
4/24	$11,945	$11,677	$10,500	$11,546	$11,628
4/25	$12,801	$12,513	$11,343	$12,352	$12,447
4/26	$13,339	$13,039	$11,803	$12,867	$12,993

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	4.21%	3.07%	2.92%
Class A @ MOP	1.86%	2.61%	2.69%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Bloomberg 1-3 Year Credit Index	4.17%	2.57%	2.55%
Lipper Short Investment Grade Debt Funds Index	4.39%	2.73%	2.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 2,749,656,000
Holdings Count | Holding	1,095
Advisory Fees Paid, Amount	$ 6,692,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,749,656
Number of Holdings	1,095
Investment Advisory Fees	$6,692
Portfolio Turnover	43%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	41.9%
Asset-Backed Securities	29.5%
U.S. Treasury Obligations	10.6%
Yankee Dollars	8.5%
Collateralized Mortgage Obligations	4.8%
OtherFootnote Reference**	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of three years or less to an effective duration that is generally three years or less.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

C000175751
Shareholder Report [Line Items]
Fund Name	Victory Short-Term Bond Fund
Class Name	Class R6
Trading Symbol	URSBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg 1-3 Year Credit Index (the “Index”) for the 12-month period ending April 30, 2026. In keeping with our investment approach, we continued to focus on income generation, driven by our commitment to independent credit research, which allows us to identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive to both recognize relative value and avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment-grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Top sectors that outperformed relative to the Index included asset-backed securities, banking, property & casualty insurance, non-agency commercial mortgage-backed securities, and independent exploration and development.

  From a credit perspective, relative to the Index, our allocation to AAA, BBB and below investment grade bonds contributed the most to outperformance.

  Security selection and allocation were the biggest drivers of return relative to the Index.

  Duration contributed to performance as the maturities of the bonds held by the Fund are more laddered than the Index, which is concentrated in the 2-3 year maturity band. This band experienced the largest increase in the yield curve during the period, while rates decreased for one year and shorter maturities. This led to duration contributing to relative outperformance.

Top detractors from performance:

  Sectors that underperformed relative to the Index included Treasuries, chemicals, automotive, health insurance, and airlines.

  From a credit perspective, relative to the Index, our allocation to A and AA bonds contributed the most to underperformance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Short-Term Bond Fund Class R6 - $13,741	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,955	Bloomberg 1-3 Year Credit Index - $12,813	Lipper Short Investment Grade Debt Funds Index - $12,910
12/16Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/17	$10,156	$10,213	$10,110	$10,103
4/18	$10,264	$10,180	$10,157	$10,175
4/19	$10,670	$10,719	$10,556	$10,533
4/20	$10,834	$11,881	$10,987	$10,765
4/21	$11,572	$11,849	$11,287	$11,285
4/22	$11,271	$10,841	$10,898	$10,893
4/23	$11,514	$10,794	$11,070	$11,060
4/24	$12,190	$10,636	$11,498	$11,553
4/25	$13,118	$11,489	$12,300	$12,367
4/26	$13,741	$11,955	$12,813	$12,910

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Class R6	4.74%	3.50%	3.43%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.92%
Bloomberg 1-3 Year Credit Index	4.17%	2.57%	2.67%
Lipper Short Investment Grade Debt Funds Index	4.39%	2.73%	2.75%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,749,656,000
Holdings Count | Holding	1,095
Advisory Fees Paid, Amount	$ 6,692,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,749,656
Number of Holdings	1,095
Investment Advisory Fees	$6,692
Portfolio Turnover	43%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	41.9%
Asset-Backed Securities	29.5%
U.S. Treasury Obligations	10.6%
Yankee Dollars	8.5%
Collateralized Mortgage Obligations	4.8%
OtherFootnote Reference**	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of three years or less to an effective duration that is generally three years or less.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

C000092834
Shareholder Report [Line Items]
Fund Name	Victory Ultra Short-Term Bond Fund
Class Name	Fund Shares
Trading Symbol	UUSTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers 3-Month Index (the “Index”), for the 12-month period ending April 30, 2026. In keeping with our investment approach, we focus on fundamental research and bottom-up security selection. A key part of that process is a robust relative value analysis that informs risk positioning and asset allocation so that we add incremental yield when we are adequately compensated for it. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Asset allocation was the biggest driver of return relative to the Index.

  Top sector allocations that outperformed relative to the Index included other financials, basic industry, non-agency commercial mortgage-backed securities, energy, communications, and consumer cyclical.

  From a credit rating perspective, below investment grade, BBB, A, and AA rated bonds performed the best.

  Security selection was a slight contributor to performance.

Top detractors from performance:

  The Fund’s longer duration and exposure to the 2-3 year part of the curve was the top detractor of performance relative to the Index as the yield curve was inverted at the start of the period and positively sloped at the end.

  While the following sectors had positive returns during the reporting period, they generated the least returns: other financials, utilities, airports, and municipal appropriation debt.

  The municipal school district sector was the only one with a negative return, but a minimal allocation limited its underperformance overall.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Ultra Short-Term Bond Fund, Fund Shares - $13,437	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,803	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $12,580	Lipper Ultra Short Obligations Funds Index - $12,990
4/16	$10,000	$10,000	$10,000	$10,000
4/17	$10,160	$10,083	$10,041	$10,148
4/18	$10,269	$10,051	$10,162	$10,280
4/19	$10,605	$10,582	$10,384	$10,543
4/20	$10,520	$11,730	$10,601	$10,670
4/21	$11,227	$11,698	$10,613	$10,936
4/22	$11,081	$10,703	$10,621	$10,845
4/23	$11,398	$10,657	$10,933	$11,127
4/24	$12,114	$10,500	$11,527	$11,785
4/25	$12,824	$11,343	$12,096	$12,432
4/26	$13,437	$11,803	$12,580	$12,990

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	4.78%	3.66%	3.00%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.00%	3.46%	2.32%
Lipper Ultra Short Obligations Funds Index	4.49%	3.50%	2.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 297,246,000
Holdings Count | Holding	427
Advisory Fees Paid, Amount	$ 828,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$297,246
Number of Holdings	427
Investment Advisory Fees	$828
Portfolio Turnover	62%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	28.3%
Commercial Paper	22.6%
Asset-Backed Securities	20.9%
Yankee Dollars	15.1%
Collateralized Mortgage Obligations	10.7%
OtherFootnote Reference**	2.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of 18 months or less to an effective duration that is generally expected to be within one year or less of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

C000130753
Shareholder Report [Line Items]
Fund Name	Victory Ultra Short-Term Bond Fund
Class Name	Institutional Shares
Trading Symbol	UUSIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers 3-Month Index (the “Index”), for the 12-month period ending April 30, 2026. In keeping with our investment approach, we focus on fundamental research and bottom-up security selection. A key part of that process is a robust relative value analysis that informs risk positioning and asset allocation so that we add incremental yield when we are adequately compensated for it. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Asset allocation was the biggest driver of return relative to the Index.

  Top sector allocations that outperformed relative to the Index included other financials, basic industry, non-agency commercial mortgage-backed securities, energy, communications, and consumer cyclical.

  From a credit rating perspective, below investment grade, BBB, A, and AA rated bonds performed the best.

  Security selection was a slight contributor to performance.

Top detractors from performance:

  The Fund’s longer duration and exposure to the 2-3 year part of the curve was the top detractor of performance relative to the Index as the yield curve was inverted at the start of the period and positively sloped at the end.

  While the following sectors had positive returns during the reporting period, they generated the least returns: other financials, utilities, airports, and municipal appropriation debt.

  The municipal school district sector was the only one with a negative return, but a minimal allocation limited its underperformance overall.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Ultra Short-Term Bond Fund Institutional Shares - $1,347,742	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,180,271	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $1,258,024	Lipper Ultra Short Obligations Funds Index - $1,299,031
4/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/17	$1,015,864	$1,008,286	$1,004,123	$1,014,829
4/18	$1,025,986	$1,005,067	$1,016,169	$1,027,984
4/19	$1,060,230	$1,058,241	$1,038,432	$1,054,293
4/20	$1,052,250	$1,172,975	$1,060,112	$1,067,029
4/21	$1,123,891	$1,169,841	$1,061,339	$1,093,638
4/22	$1,109,945	$1,070,262	$1,062,063	$1,084,549
4/23	$1,142,387	$1,065,688	$1,093,255	$1,112,652
4/24	$1,214,672	$1,050,040	$1,152,743	$1,178,546
4/25	$1,286,062	$1,134,258	$1,209,597	$1,243,183
4/26	$1,347,742	$1,180,271	$1,258,024	$1,299,031

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	4.80%	3.70%	3.03%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.00%	3.46%	2.32%
Lipper Ultra Short Obligations Funds Index	4.49%	3.50%	2.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 297,246,000
Holdings Count | Holding	427
Advisory Fees Paid, Amount	$ 828,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$297,246
Number of Holdings	427
Investment Advisory Fees	$828
Portfolio Turnover	62%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	28.3%
Commercial Paper	22.6%
Asset-Backed Securities	20.9%
Yankee Dollars	15.1%
Collateralized Mortgage Obligations	10.7%
OtherFootnote Reference**	2.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of 18 months or less to an effective duration that is generally expected to be within one year or less of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

C000220636
Shareholder Report [Line Items]
Fund Name	Victory Ultra Short-Term Bond Fund
Class Name	Class A
Trading Symbol	USBAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund (@ NAV) outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers 3-Month Index (the “Index”), for the 12-month period ending April 30, 2026. In keeping with our investment approach, we focus on fundamental research and bottom-up security selection. A key part of that process is a robust relative value analysis that informs risk positioning and asset allocation so that we add incremental yield when we are adequately compensated for it. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Asset allocation was the biggest driver of return relative to the Index.

  Top sector allocations that outperformed relative to the Index included other financials, basic industry, non-agency commercial mortgage-backed securities, energy, communications, and consumer cyclical.

  From a credit rating perspective, below investment grade, BBB, A, and AA rated bonds performed the best.

  Security selection was a slight contributor to performance.

Top detractors from performance:

  The Fund’s longer duration and exposure to the 2-3 year part of the curve was the top detractor of performance relative to the Index as the yield curve was inverted at the start of the period and positively sloped at the end.

  While the following sectors had positive returns during the reporting period, they generated the least returns: other financials, utilities, airports, and municipal appropriation debt.

  The municipal school district sector was the only one with a negative return, but a minimal allocation limited its underperformance overall.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Ultra Short-Term Bond Fund Class A @ NAV - $12,244	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,953	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $11,865	Lipper Ultra Short Obligations Funds Index - $11,983
6/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/21	$10,360	$9,865	$10,010	$10,088
4/22	$10,201	$9,025	$10,017	$10,004
4/23	$10,467	$8,987	$10,311	$10,264
4/24	$11,093	$8,855	$10,872	$10,871
4/25	$11,727	$9,565	$11,408	$11,468
4/26	$12,244	$9,953	$11,865	$11,983

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Class A @ NAV	4.42%	3.40%	3.53%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	-0.08%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.00%	3.46%	2.97%
Lipper Ultra Short Obligations Funds Index	4.49%	3.50%	3.15%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class A is currently not charging a sales charge. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 297,246,000
Holdings Count | Holding	427
Advisory Fees Paid, Amount	$ 828,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$297,246
Number of Holdings	427
Investment Advisory Fees	$828
Portfolio Turnover	62%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	28.3%
Commercial Paper	22.6%
Asset-Backed Securities	20.9%
Yankee Dollars	15.1%
Collateralized Mortgage Obligations	10.7%
OtherFootnote Reference**	2.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of 18 months or less to an effective duration that is generally expected to be within one year or less of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

C000179382
Shareholder Report [Line Items]
Fund Name	Victory Ultra Short-Term Bond Fund
Class Name	Class R6
Trading Symbol	URUSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers 3-Month Index (the “Index”), for the 12-month period ending April 30, 2026. In keeping with our investment approach, we focus on fundamental research and bottom-up security selection. A key part of that process is a robust relative value analysis that informs risk positioning and asset allocation so that we add incremental yield when we are adequately compensated for it. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Asset allocation was the biggest driver of return relative to the Index.

  Top sector allocations that outperformed relative to the Index included other financials, basic industry, non-agency commercial mortgage-backed securities, energy, communications, and consumer cyclical.

  From a credit rating perspective, below investment grade, BBB, A, and AA rated bonds performed the best.

  Security selection was a slight contributor to performance.

Top detractors from performance:

  The Fund’s longer duration and exposure to the 2-3 year part of the curve was the top detractor of performance relative to the Index as the yield curve was inverted at the start of the period and positively sloped at the end.

  While the following sectors had positive returns during the reporting period, they generated the least returns: other financials, utilities, airports, and municipal appropriation debt.

  The municipal school district sector was the only one with a negative return, but a minimal allocation limited its underperformance overall.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Ultra Short-Term Bond Fund Class R6 - $13,504	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,856	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $12,542	Lipper Ultra Short Obligations Funds Index - $12,819
3/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/17	$10,038	$10,128	$10,011	$10,015
4/18	$10,154	$10,096	$10,131	$10,145
4/19	$10,509	$10,630	$10,353	$10,404
4/20	$10,447	$11,783	$10,569	$10,530
4/21	$11,183	$11,751	$10,581	$10,792
4/22	$11,059	$10,751	$10,588	$10,703
4/23	$11,395	$10,705	$10,899	$10,980
4/24	$12,134	$10,548	$11,492	$11,630
4/25	$12,865	$11,394	$12,059	$12,268
4/26	$13,504	$11,856	$12,542	$12,819

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Class R6	4.96%	3.84%	3.33%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.88%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.00%	3.46%	2.50%
Lipper Ultra Short Obligations Funds Index	4.49%	3.50%	2.75%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 297,246,000
Holdings Count | Holding	427
Advisory Fees Paid, Amount	$ 828,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$297,246
Number of Holdings	427
Investment Advisory Fees	$828
Portfolio Turnover	62%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	28.3%
Commercial Paper	22.6%
Asset-Backed Securities	20.9%
Yankee Dollars	15.1%
Collateralized Mortgage Obligations	10.7%
OtherFootnote Reference**	2.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of 18 months or less to an effective duration that is generally expected to be within one year or less of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

C000034875
Shareholder Report [Line Items]
Fund Name	Victory Money Market Fund
Class Name	Fund Shares
Trading Symbol	USAXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,038,056
Number of Holdings	67
Investment Advisory Fees	$4,983
7 Day Net Yield	3.37%
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	3.73%	3.26%	2.07%

AssetsNet	$ 2,038,056,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 4,983,000

[1]	Actual expenses do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on Member Share accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $10.00 ($2.50 for four quarters) to your calculated estimated expenses.